UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
placeCityWashington, StateD.C. PostalCode20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5883
Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
addressStreet200 Park Avenue
placeCityNew York, StateNew York PostalCode10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
addressStreet200 Park Avenue
placeCityNew York, StateNew York PostalCode10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2006

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
37	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

The Dreyfus Corporation May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

How did Dreyfus Smallcap Stock Index Fund perform relative
to its benchmark?

For the six-month period ended April 30, 2006, Dreyfus Smallcap Stock Index Fund produced a total return of 16.54% .1 The Standard

& Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a 16.92% return for the same period.2,3

A strong U.S. economy and rising corporate profits generally helped small-cap stocks advance during the reporting period. These factors more than offset the potentially negative influences of rising interest rates and volatile energy prices.The difference in returns between the fund and the S&P 600 Index was primarily due to the fund’s sampling strategy, transaction costs and other fund operating expenses.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 600 Index. To reach this goal, the fund generally invests in a representative sample of the stocks listed in the S&P 600 Index.While the fund generally owns the vast majority of the stocks in the S&P 600 Index, some very small, less liquid stocks may be excluded from the portfolio. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 600 Index.The fund does not attempt to manage market volatility.

Small-cap stocks are often those of new and entrepreneurial companies and tend to grow faster than large-cap companies. They

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

also typically use any profits for expansion rather than for paying dividends. Compared to larger, more established companies, small companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings also tend to be less predictable. As a result, their stocks tend to be less liquid and more volatile.

What other factors influenced the fund’s performance?

The small-cap stock market generally benefited from strong economic growth and persistently low inflation during the reporting period. On the other hand, energy prices remained volatile, with oil prices falling from their post-Katrina peak in the final months of 2005 before soaring to new highs in 2006. At the same time, the Federal Reserve Board raised short-term interest rates by a full percentage point over the reporting period, making it more expensive for consumers and businesses to borrow.

Despite higher interest rates and rising fuel prices, and contrary to some analysts’ expectations, consumers have continued to spend and show confidence in the economy. At the same time, strong corporate profits and healthy balance sheets helped support an increase in capital spending among businesses. Investors also appeared to remain optimistic, as reflected by higher stock prices and their preference for smaller, faster-growing companies over larger, better known businesses with slower-but-steadier growth rates. As a result, as they have for some time, small-cap stocks continue to post greater gains than most large-cap companies during the reporting period.

Gains for the S&P 600 Index were particularly robust in the producer goods area, driven by rising global demand for heavy machinery, industrial parts, chemicals, metals and construction services. Stocks of steel producers advanced especially strongly due to steady growth in the U.S. economy as well as surging industrial demand from China and India. In the energy sector, a number of small, niche-oriented oil services companies benefited when they won contracts to help rebuild oil production and refinery capacity after the 2005 Gulf Coast hurricanes.

4

In the information technology area, electronic equipment stocks benefited from strong sales of products that boost worker productivity by streamlining operations and managing inventories more efficiently.

On the other hand, only a handful of the S&P 600 Index’s stocks posted negative absolute returns, including a regional airline, a home products company and an insurance company whose property division was based in the Gulf Coast region. However, weakness in these isolated areas detracted only slightly from otherwise strong performance for small-cap stocks over the reporting period.

What is the fund’s current strategy?

As an index fund, our strategy is to replicate the returns of the small-cap market as represented by the S&P 600 Index.Accordingly, the percentage of the fund’s assets invested in each market sector closely approximated its representation in the S&P 600 Index.While small-cap stocks may involve greater risk than larger-cap stocks, we believe that an investment in a broadly diversified small-cap index fund, such as Dreyfus Smallcap Stock Index Fund, may help investors manage the risks associated with small-cap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.68
Ending value (after expenses)	$1,165.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)

Consumer Cyclical—15.2%
Aaron Rents	63,897	1,716,273
Albany International, Cl. A	52,400	2,048,840
Angelica	12,900	261,741
Arctic Cat	27,400	592,662
Ashworth	11,900 [a]	121,499
Audiovox, Cl. A	31,000 [a]	376,340
Aztar	57,800 [a]	2,745,500
Bally Total Fitness Holding	41,200 [a,b]	371,624
Bassett Furniture Industries	19,500	359,580
Brown Shoe	48,450	1,842,553
Casey’s General Stores	83,300	1,781,787
Cato, Cl. A	54,300	1,228,809
CEC Entertainment	55,225 [a]	1,938,397
Children’s Place Retail Stores	35,700 [a]	2,205,546
Chittenden	72,037	1,985,340
Christopher & Banks	57,875	1,529,057
Coachmen Industries	23,400	263,952
Cost Plus	25,500 [a]	448,800
CPI	13,600	288,184
Dress Barn	75,000 [a]	1,896,750
East West Bancorp	95,200	3,776,584
Ethan Allen Interiors	53,500	2,401,615
Finish Line, Cl. A	71,500	1,178,320
First Bancorp/Puerto Rico	130,400	1,382,240
Fleetwood Enterprises	100,500 [a,b]	944,700
Fossil	69,525 [a]	1,130,477
Fred’s	67,800	962,082
Frontier Airlines Holdings	44,000 [a,b]	298,320
Genesco	40,000 [a]	1,653,200
Great Atlantic & Pacific Tea	25,100	680,210
Group 1 Automotive	37,700	2,057,666
Guitar Center	41,300 [a]	2,220,288
Gymboree	47,300 [a]	1,422,784
Hancock Fabrics/DE	15,600	54,756
Haverty Furniture Cos.	38,300	578,330
Hibbett Sporting Goods	60,500 [a]	1,833,755

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
HOT Topic	58,700 [a,b]	870,521
IHOP	31,000	1,485,520
Insight Enterprises	72,000 [a]	1,423,440
Interface, Cl. A	69,800 [a]	897,628
J Jill Group	27,600 [a]	662,952
Jack in the Box	58,300 [a]	2,436,940
Jakks Pacific	47,700 [a,b]	1,081,359
Jo-Ann Stores	31,460 [a]	385,700
JOS A Bank Clothiers	23,000 [a,b]	966,000
K-Swiss, Cl. A	47,700	1,368,036
K2	62,300 [a]	734,517
Kellwood	45,000	1,441,800
La-Z-Boy	82,300 [b]	1,260,836
Landry’s Restaurants	25,800	915,126
Lenox Group	25,600 [a]	348,672
LKQ	70,000 [a]	1,472,800
Lone Star Steakhouse & Saloon	32,300	880,498
Longs Drug Stores	46,000	2,180,860
Marcus	32,300	582,369
MarineMax	25,000 [a]	819,000
Men’s Wearhouse	85,000	3,012,400
Mesa Air Group	65,000 [a]	684,450
Midas	18,600 [a]	426,684
Monaco Coach	42,250	588,120
Multimedia Games	48,800 [a,b]	672,952
National Presto Industries	5,000	301,500
Nautilus	50,400 [b]	826,560
O’Charleys	38,800 [a]	657,660
Oxford Industries	22,400	978,880
Panera Bread, Cl. A	48,500 [a]	3,597,730
Papa John’s International	43,000 [a]	1,437,060
PEP Boys-Manny Moe & Jack	73,300	1,089,971
PF Chang’s China Bistro	38,300 [a,b]	1,631,963
Phillips-Van Heusen	59,500	2,391,900
Pinnacle Entertainment	71,300 [a]	1,946,490
Polaris Industries	67,300	3,223,670

8

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Quiksilver	171,300 [a]	2,341,671
Rare Hospitality International	53,650 [a]	1,669,588
Red Robin Gourmet Burgers	20,600 [a]	926,176
Russ Berrie & Co.	19,900	263,675
Russell	44,000	796,400
Ryan’s Restaurant Group	65,800 [a]	881,062
School Specialty	36,000 [a]	1,309,320
SCP Pool	83,630	3,907,194
Select Comfort	60,000 [a,b]	2,397,600
Shuffle Master	53,873 [a]	1,990,607
Skechers U.S.A., Cl. A	41,500 [a]	1,135,025
Skywest	95,600	2,253,292
Sonic	93,345 [a]	3,165,329
Sonic Automotive	53,000	1,432,060
Stage Stores	40,400	1,262,904
Standard Motor Products	17,400	138,852
Steak ‘n Shake	44,278 [a]	846,153
Stein Mart	49,300	778,940
Stride Rite	61,500	861,615
Sturm Ruger & Co.	33,800	237,276
Superior Industries International	31,800 [b]	598,476
Too	54,000 [a]	2,074,680
Toro	71,800	3,550,510
Tractor Supply	51,500 [a]	3,336,685
Triarc Cos., Cl. B	74,500	1,230,740
Tuesday Morning	40,700	771,265
Wabash National	50,000	905,000
Winnebago Industries	56,900	1,675,705
WMS Industries	32,200 [a,b]	1,006,250
Wolverine World Wide	92,350	2,293,974
Zale	78,000 [a]	1,922,700
		140,221,849
Consumer Staples—2.7%
Alliance One International	118,800	520,344
American Italian Pasta, Cl. A	31,300 [b]	260,103
Corn Products International	115,600	3,236,800

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Delta & Pine Land	60,933	1,802,398
Flowers Foods	81,875	2,299,869
Hain Celestial Group	55,200 [a]	1,484,880
Hansen Natural	19,800 [a,b]	2,563,308
J & J Snack Foods	26,400	904,200
Lance	44,700	1,140,297
Libbey	19,900	273,426
Nash Finch	25,300	584,430
Peet’s Coffee & Tea	17,800 [a,b]	554,292
Performance Food Group	61,700 [a,b]	1,894,190
Playtex Products	92,800 [a]	1,040,288
Ralcorp Holdings	45,000 [a]	1,677,600
Sanderson Farms	22,300	591,173
TreeHouse Foods	51,600 [a]	1,351,920
United Natural Foods	59,800 [a]	1,911,806
WD-40	30,300	952,329
		25,043,653
Energy—9.3%
American States Water	22,950	915,935
Atmos Energy	132,000	3,503,280
Atwood Oceanics	40,800 [a]	2,176,680
Cabot Oil & Gas	73,250	3,608,295
CARBO Ceramics	28,400 [b]	1,645,212
Cascade Natural Gas	16,600	339,802
Cimarex Energy	135,100	5,802,545
Dril-Quip	10,900 [a]	784,582
Energen	119,700	4,221,819
Frontier Oil	92,200	5,580,866
Helix Energy Solutions Group	128,000 [a]	4,968,960
Hydril	30,100 [a]	2,412,816
Laclede Group	37,300	1,271,930
Lone Star Technologies	53,200 [a]	2,820,132
New Jersey Resources	47,400	2,098,398
Northwest Natural Gas	42,500	1,467,950
Oceaneering International	43,300 [a]	2,642,599
Penn Virginia	28,300	2,045,524

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Petroleum Development	27,400 [a]	1,096,274
Piedmont Natural Gas	116,000 [b]	2,845,480
Remington Oil & Gas	40,600 [a]	1,770,566
South Jersey Industries	46,500	1,235,970
Southern Union	150,872	3,910,602
Southwest Gas	63,300	1,754,676
St. Mary Land & Exploration	90,400	3,811,264
Stone Energy	41,700 [a]	1,964,070
Swift Energy	49,000 [a]	2,075,640
Tetra Technologies	53,225 [a]	2,618,670
UGI	170,000	3,808,000
Unit	77,900 [a]	4,498,725
Veritas DGC	57,500 [a]	2,755,400
W-H Energy Services	42,600 [a]	2,140,650
World Fuel Services	44,000	1,761,760
		86,355,072
Health Care—10.8%
Alpharma, Cl. A	72,600	1,905,750
Amedisys	26,600 [a,b]	882,056
American Medical Systems Holdings	107,500 [a]	2,387,575
AMERIGROUP	83,500 [a]	2,156,805
Amsurg	48,500 [a]	1,238,690
Analogic	22,000	1,387,980
ArQule	45,500 [a]	281,645
ArthroCare	36,100 [a]	1,636,413
BIOLASE Technology	20,200 [b]	215,130
Biosite	28,000 [a]	1,579,200
Bradley Pharmaceuticals	26,400 [a,b]	391,776
Cambrex	45,800	928,824
Chemed	39,698	2,163,144
CNS	28,000	602,280
Conmed	44,200 [a,b]	964,002
Connetics	46,500 [a,b]	704,475
Cooper Cos.	71,000	3,892,220
Cyberonics	32,200 [a,b]	746,718
Datascope	24,000	927,360

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Diagnostic Products	39,200	2,273,600
DJ Orthopedics	34,200 [a]	1,359,792
Enzo Biochem	51,317 [a]	630,173
First Horizon Pharmaceutical	45,500 [a]	1,013,285
Genesis HealthCare	31,400 [a]	1,484,278
Haemonetics/Mass	43,000 [a]	2,343,500
Healthways	54,100 [a]	2,654,146
Hologic	68,500 [a]	3,265,395
Hooper Holmes	95,000	280,250
ICU Medical	24,500 [a]	1,009,155
IDEXX Laboratories	51,400 [a]	4,276,994
Immucor	73,200 [a]	2,126,460
Integra LifeSciences Holdings	28,100 [a]	1,179,076
Intermagnetics General	53,762 [a]	1,167,711
Invacare	53,000	1,624,450
Kensey Nash	14,900 [a,b]	449,533
Laserscope	31,000 [a,b]	736,560
LCA-Vision	33,000	1,853,280
Matria Healthcare	32,000 [a]	982,080
Mentor	61,800	2,677,794
Merit Medical Systems	41,000 [a]	479,290
MGI Pharma	116,400 [a]	2,174,352
NBTY	89,400 [a]	2,024,910
Noven Pharmaceuticals	32,800 [a]	619,920
Odyssey HealthCare	56,950 [a]	990,360
Osteotech	27,000 [a]	120,960
Owens & Minor	68,100	2,170,347
Pediatrix Medical Group	80,800 [a]	4,090,096
PolyMedica	36,700	1,516,077
Possis Medical	33,600 [a]	327,936
Regeneron Pharmaceuticals	66,400 [a]	964,128
RehabCare Group	27,800 [a]	456,754
Resmed	115,800 [a]	4,996,770
Respironics	117,400 [a]	4,299,188
Savient Pharmaceuticals	92,000 [a]	514,280
SFBC International	26,200 [a,b]	611,770

12

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Sierra Health Services	85,000 [a]	3,332,850
Sunrise Senior Living	61,600 [a]	2,291,520
SurModics	27,400 [a,b]	974,344
Sybron Dental Specialties	65,499 [a]	3,081,073
Theragenics	55,000 [a]	189,200
United Surgical Partners International	71,000 [a]	2,343,710
USANA Health Sciences	18,400 [a,b]	673,256
Viasys Healthcare	46,600 [a]	1,355,128
Vital Signs	12,600	626,220
		99,603,994
Interest Sensitive—14.5%
Acadia Realty Trust	44,300	999,851
Anchor Bancorp Wisconsin	30,200	881,236
BankAtlantic Bancorp, Cl. A	72,200	1,077,224
BankUnited Financial, Cl. A	55,900	1,715,571
Boston Private Financial Holdings	52,700	1,752,275
Brookline Bancorp	90,300	1,336,440
Cash America International	46,500	1,528,920
Centene	68,600 [a]	1,762,334
Central Pacific Financial	52,200	1,978,380
Colonial Properties Trust	72,400	3,564,976
Commercial Net Lease Realty	90,200	1,898,710
Community Bank System	44,300	909,479
Delphi Financial Group, Cl. A	46,317	2,426,548
Dime Community Bancshares	37,550	532,084
Downey Financial	35,380	2,539,576
EastGroup Properties	34,000	1,518,780
Entertainment Properties Trust	46,200	1,888,194
Essex Property Trust	35,600	3,883,960
Fidelity Bankshares	30,700	989,154
Financial Federal	40,250	1,143,100
First Commonwealth Financial	109,000	1,458,420
First Midwest Bancorp/IL	77,074	2,776,976
First Republic Bank/San Francisco, CA	39,850	1,734,272
FirstFed Financial	29,700 [a,b]	1,867,833
Flagstar Bancorp	53,000 [b]	848,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Franklin Bank/Houston, TX	36,900 [a]	716,229
Fremont General	105,200	2,339,648
Glacier Bancorp	46,600	1,414,776
Glenborough Realty Trust	50,800	1,064,260
Hanmi Financial	70,600	1,375,288
Harbor Florida Bancshares	31,600	1,186,896
Hilb, Rogal & Hobbs	51,800	2,117,584
Independent Bank/MI	32,600	889,980
Infinity Property & Casualty	33,600	1,506,624
Investment Technology Group	63,500 [a]	3,364,865
iPayment	25,300 [a]	1,094,225
Irwin Financial	39,000	716,040
Kilroy Realty	44,600	3,180,872
LaBranche & Co.	99,700 [a,b]	1,408,761
LandAmerica Financial Group	30,400	2,109,152
Lexington Corporate Properties Trust	84,300 [b]	1,817,508
LTC Properties	35,500	778,870
MAF Bancorp	43,300	1,921,654
Nara Bancorp	38,700	727,560
NCO Group	57,800 [a]	1,239,810
New Century Financial	92,250	4,725,045
Parkway Properties/Md	23,700	938,520
Philadelphia Consolidated Holding	86,000 [a]	2,849,180
Piper Jaffray Cos.	32,500 [a]	2,271,750
Portfolio Recovery Associates	26,700 [a]	1,373,715
Presidential Life	38,800	956,420
PrivateBancorp	27,100	1,199,175
ProAssurance	46,600 [a]	2,347,708
Prosperity Bancshares	34,000	1,108,400
Provident Bankshares	48,224	1,676,266
Republic Bancorp/MI	116,825	1,339,983
Rewards Network	41,000 [a]	335,790
RLI	35,000	1,736,000
Selective Insurance Group	46,300	2,577,058
Shurgard Storage Centers, Cl. A	73,200	4,610,136
South Financial Group	110,600	3,000,578

14

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Sovran Self Storage	29,100	1,430,265
Sterling Bancshares/TX	79,300	1,313,208
Sterling Financial/WA	51,735	1,663,280
Stewart Information Services	32,500	1,404,000
Susquehanna Bancshares	88,700	2,117,269
SWS Group	28,771	788,038
TradeStation Group	30,000 [a]	478,200
Trustco Bank NY	117,244	1,356,513
UCBH Holdings	141,300	2,499,597
Umpqua Holdings	69,000	1,821,600
United Bankshares	56,700	2,068,416
United Fire & Casualty	27,800	832,332
Whitney Holding	105,170	3,739,845
Wilshire Bancorp	20,000	364,800
Wintrust Financial	39,800	2,059,650
World Acceptance	30,600 [a]	880,974
Zenith National Insurance	61,400	2,708,968
		134,555,574
Producer Goods—23.2%
AAR	53,350 [a]	1,423,378
Acuity Brands	72,200	2,980,416
Aleris International	45,978 [a]	2,126,482
AM Castle & Co.	16,700	602,870
AMCOL International	34,500	994,290
AO Smith	35,650	1,690,523
Apogee Enterprises	40,600	658,938
Applied Industrial Technologies	42,050	1,747,177
Aptargroup	56,500	2,961,165
Arch Chemicals	36,100	1,063,506
Arkansas Best	45,500	1,952,860
Armor Holdings	48,700 [a]	2,974,109
Astec Industries	29,300 [a]	1,152,955
ASV	26,000 [a,b]	650,000
Baldor Electric	46,933	1,558,176
Barnes Group	31,000	1,397,170
Belden CDT	66,312	2,075,566

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Brady, Cl. A	78,800	2,834,436
Briggs & Stratton	77,400	2,611,476
Bristow Group	34,700 [a]	1,245,036
Brush Engineered Materials	27,800 [a]	648,018
Buckeye Technologies	38,800 [a]	312,340
Building Material Holding	50,500	1,687,710
C & D Technologies	26,400	212,784
Caraustar Industries	36,300 [a]	359,733
Carpenter Technology	34,400	4,091,880
Century Aluminum	36,200 [a]	1,723,482
Ceradyne	41,300 [a,b]	2,188,900
Champion Enterprises	122,299 [a,b]	1,866,283
Chaparral Steel	33,800 [a]	2,133,456
Chesapeake	34,900	491,043
Clarcor	83,000	2,905,000
Cleveland-Cliffs	36,200	3,098,358
Commercial Metals	95,100	5,173,440
Cubic	29,300	673,607
Curtiss-Wright	69,000	2,286,660
Deltic Timber	19,800	1,142,856
Drew Industries	23,600 [a]	848,184
EDO	22,600	590,538
EGL	54,800 [a]	2,560,256
ElkCorp	27,600	840,420
EMCOR Group	50,000 [a]	2,502,500
EnPro Industries	35,200 [a]	1,298,176
Forward Air	50,250	2,018,542
Gardner Denver	41,400 [a]	3,085,542
GenCorp	76,600 [a,b]	1,496,764
Georgia Gulf	57,800	1,714,348
Greatbatch	36,300 [a]	889,350
Griffon	41,100 [a,b]	1,096,137
HB Fuller	49,400	2,583,620
Headwaters	67,700 [a,b]	2,280,136
Heartland Express	73,856	1,795,439
HUB Group, Cl. A	36,300 [a]	1,784,871

16

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
IDEX	85,400	4,338,320
Insituform Technologies, Cl. A	37,500 [a]	955,500
JLG Industries	168,400	4,829,712
Kaman	44,400	1,078,920
Kansas City Southern	108,900 [a,b]	2,646,270
Kaydon	45,200	1,940,888
Kirby	39,200 [a]	2,889,040
Knight Transportation	82,950	1,620,013
Landstar System	94,300	4,006,807
Lawson Products	7,300	309,666
Lennox International	90,600	2,956,278
Lindsay Manufacturing	19,500	507,000
Lufkin Industries	22,000	1,409,320
Lydall	21,200 [a]	197,372
M/I Homes	16,300	703,671
MacDermid	38,800	1,330,840
Magnetek	25,300 [a]	100,947
Manitowoc	95,450	4,733,366
Massey Energy	129,000	4,985,850
Material Sciences	22,300 [a]	229,913
Maverick Tube	69,000 [a]	3,754,980
Meritage Homes	36,800 [a]	2,413,344
Moog, Cl. A	58,675 [a]	2,197,379
Mueller Industries	59,200	2,242,496
Myers Industries	51,809	917,019
NCI Building Systems	32,900 [a]	2,138,171
Neenah Paper	24,300	779,787
NS Group	39,200 [a]	1,960,784
NVR	7,700 [a]	5,813,500
Old Dominion Freight Line	42,600 [a]	1,371,720
OM Group	41,300 [a]	1,182,832
Omnova Solutions	67,000 [a]	396,640
Penford	16,600	269,916
PolyOne	150,000 [a]	1,332,000
Pope & Talbot	18,400	148,120
Quaker Chemical	10,400	209,976

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Quanex	63,575	2,718,467
Regal-Beloit	46,200	2,155,692
Reliance Steel & Aluminum	51,500	4,580,925
Robbins & Myers	19,400	471,420
Rock-Tenn, Cl. A	52,300	830,001
Rogers	24,600 [a]	1,517,820
RTI International Metals	31,800 [a]	1,912,452
Ryerson	39,200	1,151,696
Schulman (A.)	49,700	1,189,818
Schweitzer-Mauduit International	25,300	612,513
SEACOR Holdings	30,950 [a]	2,737,528
Simpson Manufacturing	58,800	2,351,412
Skyline	13,100	511,686
Spectrum Brands	51,600 [a]	853,980
Standard-Pacific	106,300	3,370,773
Standex International	18,500	530,765
Steel Technologies	24,000	557,520
Stewart & Stevenson Services	42,300	1,483,461
Teledyne Technologies	55,000 [a]	2,002,550
Texas Industries	39,400	2,233,980
Tredegar	44,500	714,670
Triumph Group	24,900 [a]	1,171,794
Tronox, Cl. B	65,000 [a]	1,124,500
United Stationers	54,400 [a]	2,918,560
Universal Forest Products	28,000	2,093,560
URS	69,000 [a]	2,971,830
Valmont Industries	29,400	1,580,250
Watsco	39,200	2,487,240
Watts Water Technologies, Cl. A	39,600	1,354,716
Wausau Paper	70,400	1,012,352
Wellman	23,000	127,190
Wolverine Tube	9,900 [a,b]	31,977
Woodward Governor	51,500	1,763,875
		215,106,232
Services—8.1%
4Kids Entertainment	19,600 [a]	337,708
ABM Industries	62,000	1,066,400

18

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Administaff	39,600	2,286,900
ADVO	51,250	1,452,425
Arbitron	52,300	1,865,018
Bowne & Co.	47,300	743,083
Brightpoint	66,550 [a]	2,228,094
CACI International, Cl. A	48,400 [a]	3,026,936
CDI	18,500	524,475
Central Parking	25,910	395,127
Cerner	99,500 [a]	3,945,175
CIBER	80,300 [a]	550,055
Consolidated Graphics	21,400 [a]	1,119,006
Cross Country Healthcare	34,000 [a]	616,080
Daktronics	23,500	921,670
Digital Insight	55,000 [a]	1,896,950
eFunds	66,800 [a]	1,719,432
Factset Research Systems	55,000	2,427,700
G & K Services, Cl. A	34,000	1,392,980
Gentiva Health Services	44,000 [a]	745,360
Gevity HR	43,000	1,104,670
Global Payments	107,940	5,119,594
Healthcare Services Group	51,000	1,088,850
Heidrick & Struggles International	31,000 [a]	1,120,960
John H. Harland	46,600	1,931,570
Keane	63,200 [a]	893,648
Kronos/MA	50,650 [a]	2,311,666
Labor Ready	87,350 [a]	2,308,661
Live Nation	103,800 [a]	1,972,200
LoJack	32,000 [a]	707,520
Mantech International, Cl. A	29,700 [a]	980,991
MAXIMUS	33,800	1,177,592
MIVA	23,700 [a]	104,280
Mobile Mini	48,400 [a]	1,596,232
On Assignment	6,600 [a]	85,800
Parexel International	42,700 [a]	1,260,077
Paxar	50,625 [a]	1,105,650
Pegasus Solutions	19,200 [a]	181,248
Pre-Paid Legal Services	21,300 [b]	719,940

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Shaw Group	122,300 [a]	3,742,380
SourceCorp	26,000 [a]	642,980
Spherion	101,200 [a]	1,070,696
Standard Register	20,400	278,460
Startek	24,000	547,920
Talx	51,650	1,343,417
Tetra Tech	95,056 [a]	1,846,938
Thomas Nelson	20,000	591,000
Universal Technical Institute	37,500 [a]	924,375
Ventiv Health	43,900 [a]	1,318,756
Vertrue	15,800 [a]	650,486
Viad	34,800	1,143,876
Volt Information Sciences	15,800 [a]	495,804
Waste Connections	73,250 [a]	2,820,125
Watson Wyatt Worldwide, Cl. A	67,500	2,225,475
		74,674,411
Technology—14.3%
Actel	41,000 [a]	658,870
Adaptec	168,300 [a]	930,699
Advanced Energy Industries	45,700 [a]	717,033
Aeroflex	116,600 [a]	1,470,326
Agilysys	60,000	868,800
Altiris	37,100 [a]	793,940
Anixter International	52,500	2,669,100
Ansys	54,200 [a]	3,059,590
Applied Signal Technology	19,200	344,640
Artesyn Technologies	48,900 [a]	537,411
ATMI	60,400 [a]	1,715,360
Avid Technology	63,320 [a]	2,440,986
Axcelis Technologies	148,000 [a]	871,720
Bel Fuse, Cl. B	25,300	838,442
Bell Microproducts	45,000 [a,b]	292,500
Benchmark Electronics	102,300 [a]	2,792,790
Black Box	28,300	1,327,836
Blue Coat Systems	23,200 [a]	504,832
Brooks Automation	110,248 [a]	1,490,553
C-COR	54,300 [a]	444,174

20

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Captaris	36,400 [a]	146,328
Carreker	33,900 [a]	212,892
Catapult Communications	18,900 [a]	226,044
Checkpoint Systems	62,200 [a]	1,638,970
Cognex	73,200	1,950,780
Coherent	52,800 [a]	1,954,128
Cohu	32,600	625,594
Coinstar	44,300 [a]	1,208,061
Comtech Telecommunications	34,800 [a]	990,060
CTS	57,600	812,736
Cymer	59,500 [a]	3,075,555
Dendrite International	67,500 [a]	839,025
Digi International	35,000 [a]	442,750
Diodes	35,000 [a]	1,425,900
Dionex	34,650 [a]	2,083,158
Ditech Communications	46,800 [a]	440,856
DSP Group	48,400 [a]	1,308,736
Electro Scientific Industries	47,200 [a]	945,416
Epicor Software	83,000 [a]	1,006,790
EPIQ Systems	27,500 [a]	478,775
ESS Technology	52,400 [a]	166,108
Esterline Technologies	41,300 [a]	1,830,416
Exar	54,000 [a]	782,460
FEI	35,700 [a]	776,118
Filenet	67,500 [a]	1,877,850
Flir Systems	108,700 [a]	2,657,715
Gerber Scientific	41,000 [a]	425,170
Global Imaging Systems	39,400 [a]	1,471,590
Harmonic	92,000 [a]	492,200
Hutchinson Technology	35,700 [a]	848,589
Hyperion Solutions	95,362 [a]	2,919,984
InfoSpace	46,600 [a]	1,189,698
Input/Output	87,600 [a,b]	883,008
Inter-Tel	39,100	896,954
Internet Security Systems	62,000 [a]	1,391,280
Itron	41,400 [a]	2,775,870
j2 Global Communications	40,800 [a]	2,002,872

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
JDA Software Group	44,900 [a]	613,334
Keithley Instruments	25,200	388,332
Komag	50,700 [a]	2,131,428
Kopin	111,000 [a]	617,160
Kulicke & Soffa Industries	76,000 [a]	688,560
Littelfuse	36,000 [a]	1,162,440
Manhattan Associates	45,500 [a]	987,805
MapInfo	34,000 [a]	472,600
Mercury Computer Systems	31,200 [a]	594,672
Methode Electronics	69,000	676,200
Micros Systems	64,000 [a]	2,675,200
Microsemi	113,000 [a]	3,087,160
MRO Software	36,000 [a]	684,720
MTS Systems	36,100	1,615,475
Napster	49,700 [a]	230,111
Neoware	28,800 [a]	624,096
Netgear	53,000 [a,b]	1,189,850
Network Equipment Technologies	23,300 [a]	71,065
Novatel Wireless	37,400 [a]	376,244
Open Solutions	32,500 [a]	884,650
Park Electrochemical	38,250	1,184,602
PC-Tel	18,600 [a]	196,416
Per-Se Technologies	55,345 [a]	1,546,893
Pericom Semiconductor	37,000 [a]	361,120
Phoenix Technologies	30,900 [a]	180,147
Photon Dynamics	17,200 [a]	327,660
Photronics	72,800 [a]	1,308,216
Planar Systems	36,100 [a,b]	587,708
Power Integrations	52,000 [a]	1,100,840
Progress Software	64,900 [a]	1,790,591
Quality Systems	27,600	926,256
Radiant Systems	37,700 [a]	490,100
Radisys	33,900 [a,b]	717,324
Rudolph Technologies	30,000 [a]	497,400
SBS Technologies	25,700 [a]	418,139
Scansource	23,100 [a]	1,446,060
Secure Computing	86,500 [a]	929,875

22

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Skyworks Solutions	252,000 [a]	1,801,800
Sonic Solutions	40,800 [a,b]	722,976
SPSS	28,800 [a]	1,003,968
Standard Microsystems	33,300 [a]	775,890
Supertex	20,000 [a,b]	772,400
Symmetricom	67,750 [a]	548,775
Synaptics	40,500 [a]	1,061,910
Take-Two Interactive Software	99,400 [a,b]	1,694,770
Technitrol	65,000	1,627,600
THQ	98,925 [a,b]	2,535,448
Tollgrade Communications	25,000 [a]	286,750
Trimble Navigation	88,700 [a]	4,202,606
Ultratech	26,400 [a]	518,496
United Online	101,300	1,305,757
Varian Semiconductor Equipment Associates	90,200 [a]	2,954,050
Veeco Instruments	37,700 [a,b]	902,915
ViaSat	37,100 [a]	1,117,823
Vicor	24,900	513,687
WebEx Communications	55,600 [a]	1,965,460
Websense	81,000 [a]	2,013,660
X-Rite	30,700	401,556
		132,478,784
Utilities—1.5%
Allete	49,700	2,324,469
Avista	76,400	1,605,164
Central Vermont Public Service	21,100	420,945
CH Energy Group	22,400	1,059,072
Cleco	80,000	1,800,000
Commonwealth Telephone Enterprises	40,000	1,327,200
El Paso Electric	72,000 [a]	1,422,000
General Communication, Cl. A	59,500 [a]	714,000
Green Mountain Power	5,300	150,732
UIL Holdings	24,000	1,333,200
Unisource Energy	56,000	1,694,000
		13,850,782
Total Common Stocks
(cost $686,803,426)		921,890,351

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investment—.0%	Amount ($)	Value ($)

U.S. Treasury Bill;
4.57%, 7/20/06
(cost $158,375)	160,000 [c]	158,374

Other Investment—.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,549,000)	6,549,000 [d]	6,549,000

Investment of Cash Collateral
for Securities Loaned—4.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $38,578,861)	38,578,861 [d]	38,578,861

Total Investments (cost $732,089,662)	104.5%	967,176,586
Liabilities, Less Cash and Receivables	(4.5%)	(41,443,138)
Net Assets	100.0%	925,733,448

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund’s securities on loan is $39,765,083 and the total market value of the collateral held by the fund is $41,602,861, consisting of cash collateral of $38,578,861 and U.S. Government and agency securities valued at $3,024,000.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Producer Goods	23.2	Short-Term/
Consumer Cyclical	15.2	Money Market Investments	4.9
Interest Sensitive	14.5	Consumer Staples	2.7
Technology	14.3	Utilities	1.5
Health Care	10.8	Financial Futures	.0
Energy	9.3
Services	8.1		104.5

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES
April 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered		Appreciation
	Contracts	by Contracts	Expiration	at 4/30/2006 ($)

Financial Futures Long
Russell 2000 E-Mini	42	3,228,960	June 2006	570

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $39,765,083)—Note 1 (b):
Unaffiliated issuers	686,961,801	922,048,725
Affiliated issuers	45,127,861	45,127,861
Cash		2,137,066
Receivable for shares of Common Stock subscribed		2,326,999
Receivable for futures variation margin—Note 4		444,064
		972,084,715

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		372,379
Liability for securities loaned—Note 1(b)		38,578,861
Payable for investment securities purchased		6,537,854
Payable for shares of Common Stock redeemed		861,665
Interest Payable—Note 2		508
		46,351,267

Net Assets ($)		925,733,448

Composition of Net Assets ($):
Paid-in capital		662,993,278
Accumulated undistributed investment income—net		1,527,878
Accumulated net realized gain (loss) on investments		26,124,798
Accumulated net unrealized appreciation
(depreciation) on investments (including $570
unrealized appreciation on financial futures)		235,087,494

Net Assets ($)		925,733,448

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		38,347,997
Net Asset Value, offering and redemption price per share—Note 3 (c) ($)		24.14

See notes to financial statements.
26

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,764 foreign taxes withheld at source):
Unaffiliated issuers	4,373,893
Affiliated issuers	18,086
Income from securities lending	170,450
Interest	41,962
Total Income	4,604,391
Expenses:
Management fee—Note 3(a)	1,018,923
Shareholder servicing costs—Note 3(b)	1,018,923
Loan commitment fees—Note 2	4,567
Interest expense—Note 2	508
Total Expenses	2,042,921
Investment Income—Net	2,561,470

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	31,887,581
Net realized gain (loss) on financial futures	251,855
Net Realized Gain (Loss)	32,139,436
Net unrealized appreciation (depreciation)
on investments [including ($7,840) net
unrealized (depreciation) on financial futures]	89,031,727
Net Realized and Unrealized Gain (Loss) on Investments	121,171,163
Net Increase in Net Assets Resulting from Operations	123,732,633

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	2,561,470	3,439,491
Net realized gain (loss) on investments	32,139,436	6,910,839
Net unrealized appreciation
(depreciation) on investments	89,031,727	66,291,989
Net Increase (Decrease) in Net Assets
Resulting from Operations	123,732,633	76,642,319

Dividends to Shareholders from ($):
Investment income—net	(3,905,125)	(2,599,745)
Net realized gain on investments	(8,853,881)	(14,620,302)
Total Dividends	(12,759,006)	(17,220,047)

Capital Stock Transactions ($):
Net proceeds from shares sold	199,308,947	374,861,897
Dividends reinvested	11,781,630	15,943,127
Cost of shares redeemed	(121,239,490)	(202,964,904)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	89,851,087	187,840,120
Total Increase (Decrease) in Net Assets	200,824,714	247,262,392

Net Assets ($):
Beginning of Period	724,908,734	477,646,342
End of Period	925,733,448	724,908,734
Undistributed investment income—net	1,527,878	2,871,533

Capital Share Transactions (Shares):
Shares sold	8,704,936	18,312,824
Shares issued for dividends reinvested	544,126	788,162
Shares redeemed	(5,327,609)	(9,932,246)
Net Increase (Decrease) in Shares Outstanding	3,921,453	9,168,740

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2006		Year Ended October 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	21.06	18.91	16.30	12.36	12.98	15.49
Investment Operations:
Investment income—net [a]	.07	.11	.11	.06	.04	.04
Net realized and unrealized
gain (loss) on investments	3.37	2.68	2.55	3.95	(.53)	(1.06)
Total from
Investment Operations	3.44	2.79	2.66	4.01	(.49)	(1.02)
Distributions:
Dividends from investment
income—net	(.11)	(.10)	(.05)	(.04)	(.04)	(.03)
Dividends from net realized gain
on investments	(.25)	(.54)	—	(.03)	(.09)	(1.46)
Total Distributions	(.36)	(.64)	(.05)	(.07)	(.13)	(1.49)
Net asset value, end of period	24.14	21.06	18.91	16.30	12.36	12.98

Total Return (%)	16.54[b]	14.88	16.35	32.63	(3.92)	(6.95)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[b]	.50	.50	.50	.50	.51
Ratio of net investment income
to average net assets	.31[b]	.55	.67	.44	.30	.28
Portfolio Turnover Rate	9.99[b]	13.64	15.54	13.52	12.35	42.01

Net Assets, end of period
($ x 1,000)	925,733	724,909	477,646	276,954	161,889	83,182

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price

30

that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principle exchange.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is accrued and earned.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with Mellon Bank, N.A, an affiliate of the Manager, the fund may lend securities to qualified institutions. It’s the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation in exchange for cash subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. It is the fund’s policy that the value of the collateral (debt obligation) is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

32

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were as follows: ordinary income $4,961,921 and long-term capital gain $12,258,126.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006, was approximately $19,600 with a related weighted average annualized interest rate of 5.23% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $40,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

34

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, the fund was charged an aggregate of $1,018,923 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities consist of: management fees $186,190 and shareholders services plan fees $186,189.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2006, redemption fees charged and received by the fund amounted to $6,351. Cost of shares redeemed in the Statement of Changes in Net Assets is reflected net of redemption fees.

NOTE 4—Securities Transactions:

‘The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated net unrealized appreciation on investments was $235,086,924 consisting of $261,571,546 gross unrealized appreciation and $26,484,622 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a Board of Directors meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement for a one-year term ending March 30, 2007.The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During the meeting, the Board members discussed the continuance of the Management Agreement with senior management of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representatives of the Manager were present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement, the Board considered all factors which they believed to be relevant, including, among other things, the factors discussed below.

Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W	A N D A P P R OVA L
O F T H E F U N D ’ S M A N A G E M E N T	A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

The Board members also considered the Manager’s research and portfolio management capabilities and the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted the fund was ranked first or second among its performance group for various periods ended January 31, 2006.The Board also noted the fund was ranked in the third quintile among its performance universe for the one-, three-, and five-year periods ended January 31, 2006.The Board also took into account that the difference in returns between the fund and the S&P 600 Index primarily was due to the fund’s transactions costs and other operating expenses.

38

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was second-lowest among its expense group and ranked in the second quintile among its expense universe, while the fund’s actual total expense ratio was second-lowest of its expense group and ranked in the second quintile among its expense universe. The Board further noted that the fund’s management fee and actual total expense ratio were lower than the medians of the expense universe and the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and

The Fund 39

I N FO R M AT I O N A B O U T T H E R E V I E W	A N D A P P R OVA L
O F T H E F U N D ’ S M A N A G E M E N T	A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the fund was not profitable to the Manager for the time period reported.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations:

•	The Board concluded that the nature, extent, and quality of the ser-
vices provided by the Manager are adequate and appropriate;
•	The Board was satisfied with the fund’s overall performance;
•	The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the
Manager from its relationship with the fund; and

40

•	The Board determined that the economies of scale which may
accrue to the Manager and its affiliates in connection with the man-
agement of the fund had been adequately considered by the
Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter-
mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

For More	Information

Dreyfus	Transfer Agent &
Smallcap Stock	Dividend Disbursing Agent
Index Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
41	Statement of Financial Futures
42	Statement of Assets and Liabilities
43	Statement of Operations
44	Statement of Changes in Net Assets
45	Financial Highlights
46	Notes to Financial Statements
54	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

International stock markets have continued to rally, boosted by continued expectations for low inflation, relatively benign monetary policies among central banks and the recovery of domestic consumption in Japan and Europe. Although stock prices have increased over the past few years, so have earnings for most international companies, keeping valuations at what we believe to be reasonable levels.

Our international portfolio managers report that they are beginning to see early signs of a potentially broader market advance, beyond merely the energy and mining sectors that have led the rally so far. In Europe, high-profile mergers and acquisitions in the financial services, pharmaceuticals and industrials sectors have supported a generally upbeat economic outlook. While Japan recently has lagged Europe, greater economic stability and liquidity have brought an end to price deflation, which may support further gains if interest rates rise only moderately as the global economic cycle matures. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform
relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced a total return of 22.46% ..1 This compares with an 22.89% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

We attribute the Index’s performance to a growing global economy, in which solid gains were achieved across all industry groups within the MSCI EAFE Free Index.The difference in returns between the fund and the Index was primarily the result of transaction costs and other operating expenses.

What is the fund’s investment approach?

In managing this fund, our goal is to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of approximately 1,100 stocks that trade in 21 major markets outside the United States, including Great Britain, Germany, France, Japan,Hong Kong,Singapore,Australia,Switzerland and the Netherlands.

Weighted by market capitalization (the total value of all shares outstanding in a country’s stock market) and share liquidity (a measure of the proportion of a company’s shares actually available to be bought or sold by the public), approximately 72% of the MSCI EAFE Free Index’s total value is represented by its top five countries, which currently are Great Britain, Japan, France, Switzerland and Germany. The MSCI EAFE Free Index is diversified among industry groups, as those groups are represented in individual country markets.

The fund attempts to match the Index return before fees and expenses by aligning the portfolio composition with the composition of the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

MSCI EAFE Free Index. Beginning by country, the fund invests in proportion to each country’s weighting in the Index.That means that if the British market comprises 25% of the Index, then approximately 25% of the fund’s assets will be invested in Britain. In addition, the fund’s industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the Japanese sub-index is composed of financial services firms, that same approximate percentage of the investment in the Japanese markets will also be invested in that sector. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

What other factors influenced the fund’s performance?

Throughout much of the reporting period, the international equity markets demonstrated continued resilience, fueled in large part by robust global economic growth, low inflation expectations and relatively benign monetary policies from central banks worldwide. In Europe, restructuring efforts continued to benefit many companies, most notably German firms with strong export businesses. Stocks in Italy and France rallied amid a rise in mergers-and-acquisitions activity across a number of industry groups. Japan’s stock market posted especially strong results when the domestic economy recovered in the wake of long-awaited reforms to the nation’s banking system. Over the reporting period, the Index posted gains in all 21 of the countries it tracks.

Japan, the U.K., France, Germany and Switzerland, combined, comprise just over 72% of the Index’s total assets, and all produced attractive returns. However, Norway, Finland and Portugal provided particularly strong results during the reporting period. In Norway, the fund received significant contributions to performance from Petroleum Geo-Services, an oil services company that provides marine seismic data and onshore surveying in the North Sea and the Gulf of Mexico. In Finland, the fund held Outokumpu Copper Products, a copper and

4

stainless steel refiner, and Rautaruukki, a steel manufacturer, both of which flourished due to rising commodities prices. Portugal also provided attractive returns, with gains driven by Banco BPI, a financial company with retail, commercial and investment banking services. New Zealand proved to be the laggard of the reporting period, the only country within the Index to produce less than double-digit returns.

From a market sector standpoint, the capital goods, financial services, technology, consumer durables and raw materials areas ranked among the top contributors to the Index’s return during the reporting period. The only significant laggard was the telecommunications services sector, where companies generally were challenged by heightened competitive pressures.

What is the fund’s current strategy?

The fund’s longstanding strategy is to provide investors with a cost-effective way to gain broad exposure to developed international markets, as represented by the MSCI EAFE Free Index. As an index fund, the fund’s investments are not affected by any individual’s preference for one market over another or one security over another. Instead the fund attempts to reflect the general composition and performance of the overall market.

May 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 3.31
Ending value (after expenses)	$1,224.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

Common Stocks—96.0%	Shares	Value ($)

Australia—5.1%
Alinta	5,843	50,541
Alumina	28,350	154,016
Amcor	21,659	118,816
AMP	47,598	325,396
Ansell	3,354	29,011
APN News & Media	8,288	31,128
Aristocrat Leisure	7,600	84,941
Australia & New Zealand Banking Group	45,890	973,192
Australian Gas Light	11,145	164,052
Australian Stock Exchange	2,805	69,915
AXA Asia Pacific Holdings	21,154	101,119
Babcock & Brown	3,242	45,016
BHP Billiton	89,866	1,997,845
Billabong International	3,515	41,125
BlueScope Steel	17,209	100,280
Boral	15,484	111,963
Brambles Industries	25,004	211,725
Caltex Australia	2,951	45,117
Centro Properties Group	18,715	92,300
CFS Gandel Retail Trust (Units)	41,744	58,596
Challenger Financial Services Group	11,207	30,187
Coca-Cola Amatil	12,362	68,284
Cochlear	1,413	56,608
Coles Myer	30,301	246,233
Commonwealth Bank of Australia	32,353	1,153,749
Commonwealth Property Office Fund (Units)	36,059	36,526
Computershare	10,123	60,525
CSL	4,355	190,662
CSR	21,918	67,353
DB RREEF Trust	59,438	66,070
DCA Group	11,377	32,371
Downer EDI	6,994	46,062
Foster's Group	48,451	216,162
Futuris	13,014	22,316
GPT Group	43,062	137,228
Harvey Norman Holdings	11,900	34,221

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Iluka Resources	4,928	27,483
ING Industrial Fund (Units)	20,424	33,783
Insurance Australia Group	38,836	166,488
Investa Property Group	33,455	55,083
James Hardie Industries	10,907	78,206
John Fairfax Holdings	21,955	64,968
Leighton Holdings	3,591	45,557
Lend Lease	8,645	93,603
Lion Nathan	7,063	44,587
Macquarie Airports	16,123	40,125
Macquarie Bank	5,888	318,981
Macquarie Communications Infrastructure Group	6,720	28,044
Macquarie Goodman Group	31,058	121,361
Macquarie Infrastructure Group	57,607	156,043
Macquarie Office Trust (Units)	50,300	51,332
Mayne Group	13,310	34,538
Mayne Pharma	13,310 [a]	29,893
Mirvac Group	19,549	62,743
Multiplex Group	13,181	30,603
National Australia Bank	40,090	1,144,032
Newcrest Mining	8,072	139,642
OneSteel	16,063	48,386
Orica	7,333	135,537
Origin Energy	20,831	111,429
Pacific Brands	12,100	20,841
PaperlinX	11,516	29,272
Patrick	15,246	98,559
Perpetual Limited	923	48,953
Publishing & Broadcasting	3,465	48,822
Qantas Airways	21,447	56,304
QBE Insurance Group	19,082	324,028
Rinker Group	22,650	364,337
Rio Tinto	7,194	429,307
Santos	14,507	130,105
SFE	3,538	44,133
Sonic Healthcare	6,000	68,196

8

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Stockland	32,859	171,531
Suncorp-Metway	13,683	211,169
TABCORP Holdings	12,792	148,501
Telstra	51,537	154,069
Toll Holdings	5,889	62,467
Transurban Group	20,936	104,842
UNiTAB	3,370	37,511
Wesfarmers	9,312	255,770
Westfield Group	37,547	482,315
Westpac Banking	46,052	877,043
Woodside Petroleum	11,826	419,935
Woolworths	29,477	417,343
		15,338,451
Austria—.5%
Andritz	260	45,517
Boehler-Uddeholm	270	61,154
Erste Bank der Oesterreichischen Sparkassen	4,549	275,620
Flughafen Wien	305	23,228
IMMOFINANZ Immobilien Anlagen	8,920 [a]	97,529
Mayr-Melnhof Karton	130	23,965
Meinl European Land	3,707 [a]	73,078
OMV	4,057	281,634
Raiffeisen International Bank-Holding	910	79,197
RHI	504 [a]	16,538
Telekom Austria	8,458	207,223
Verbund Oesterreichische Elektrizitaetswirtschafts, Cl. A	184	87,324
Voestalpine	466	67,933
Wiener Staedtische allgemeine Versicherung	830	53,091
Wienerberger	1,558	82,250
		1,475,281
Belgium—1.1%
AGFA-Gevaert	2,561	51,841
Barco	320	31,602
Bekaert	369	42,321
Belgacom	4,240	138,543
Cofinimmo	138	23,259

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Belgium (continued)
Colruyt	365	56,046
Compagnie Maritime Belge	250	8,112
D'ieteren	77	24,064
Delhaize Group	1,749	125,799
Dexia	13,440	354,000
Euronav	300	8,608
Fortis	29,400	1,100,272
Groupe Bruxelles Lambert	1,676	189,794
InBev	4,399	221,537
KBC Groep	4,627	535,921
Mobistar	741	59,411
Omega Pharma	427	29,771
Solvay	1,635	190,918
UCB	2,300	118,264
Umicore	610	97,124
		3,407,207
Denmark—.7%
AP Moller—Maersk	30	257,343
Bang & Olufsen, Cl. B	250	31,366
Carlsberg, Cl. B	870	58,470
Coloplast, Cl. B	600	48,429
D/S Torm	300	13,779
Danisco	1,220	103,417
Danske Bank	11,289	448,449
DSV	600	98,074
East Asiatic	420	17,872
FLSmidth and Co., Cl. B	900	40,881
GN Store Nord	6,350	90,338
H. Lundbeck	1,600	36,069
NKT Holding	430	27,592
Novo-Nordisk, Cl. B	6,066	393,334
Novozymes, Cl. B	1,225	95,463
Topdanmark	400 [a]	52,347
Trygvesta AS	710	43,640
Vestas Wind Systems	4,400 [a]	119,249
William Demant Holding	780 [a]	55,582
		2,031,694

10

Common Stocks (continued)	Shares	Value ($)

Finland—1.5%
Amer Sports	1,590	32,566
Cargotec, Cl. B	785	38,099
Elisa, Cl. A	3,750	76,902
Fortum	10,997	277,324
KCI Konecranes	1,600	29,607
Kesko, Cl. B	1,540	53,075
Kone, Cl. B	1,870	87,132
Metso	2,610	103,562
Neste Oil	3,361	117,104
Nokia	105,483	2,398,333
Nokian Renkaat	2,220	37,920
OKO Bank	2,480	39,580
Orion, Cl. B	2,100	49,757
Outokumpu	3,240	77,952
Rautaruukki	2,100	73,538
Sampo, Cl. A	9,653	198,928
Stora Enso, Cl. R	14,615	228,650
Tietoenator	1,983	62,172
UPM-Kymmene	13,344	312,643
Uponor	1,400	42,871
Wartsila, Cl. B	1,450	61,699
YIT	3,100	87,314
		4,486,728
France—8.9%
Accor	5,001	314,283
Air France-KLM	2,839	65,980
Air Liquide	2,750	594,082
Alcatel	31,375 [a]	451,731
Alstom RGPT	2,812 [a]	254,325
Atos Origin	1,650 [a]	123,562
Autoroutes du Sud de la France	1,351	86,791
AXA	37,564	1,376,466
BNP Paribas	20,785	1,961,019
Bouygues	4,454	242,653
Business Objects	1,555 [a]	50,418
Cap Gemini	3,051	163,028
Carrefour	14,192	821,982

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Casino Guichard Perrachon	888	70,638
Cie de Saint-Gobain	7,840	587,108
Cie Generale d'Optique Essilor International	2,411	241,443
CNP Assurances	872	94,134
Compagnie Generale des Etablissements Michelin, Cl. B	3,670	264,431
Credit Agricole	15,101	607,562
Dassault Systemes	1,383	74,910
France Telecom	42,468	990,189
Gaz de France	4,990	179,015
Gecina	207	27,144
Groupe Danone	5,985	745,608
Hermes International	525	134,512
Imerys	824	70,685
Klepierre	540	63,226
L'Oreal	7,467	691,327
Lafarge	4,434	544,566
Lagardere	3,086	254,617
LVMH Moet Hennessy Louis Vuitton	6,175	649,102
Neopost	728	82,211
PagesJaunes Groupe	2,861	82,564
Pernod-Ricard	1,841	356,433
Peugeot Citroen	3,729	244,726
PPR	1,605	207,835
Publicis Groupe	3,385	140,496
Renault	4,678	542,123
Safran	4,120	105,612
Sanofi-Aventis	26,200	2,466,962
Schneider Electric	5,701	644,519
SCOR	20,269	51,319
Societe BIC	738	51,780
Societe Des Autoroutes Paris-Rhin-Rhone	868	68,391
Societe Generale	8,840	1,348,486
Societe Television Francaise 1	2,930	97,067
Sodexho Alliance	2,291	110,095
Suez	25,143	987,830
Suez-Strip VVPR	2,304 [a]	29

12

Common Stocks (continued)	Shares	Value ($)

France (continued)
Technip	2,060	129,874
Thales	1,932	82,890
Thomson	6,767	139,794
Total	13,820	3,815,913
Unibail	1,103	191,875
Valeo	1,773	75,845
Veolia Environnement	8,730	520,806
Vinci	5,004	496,384
Vivendi	28,962	1,055,789
Zodiac	878	56,736
		26,950,921
Germany—6.6%
Adidas-Salomon	1,247	263,232
Allianz	9,667	1,613,457
Altana	1,689	107,973
BASF	13,482	1,152,270
Bayer	16,555	763,447
Beiersdorf	458	69,230
Celesio	1,015	95,379
Commerzbank	14,903	615,365
Continental	3,320	394,157
DaimlerChrysler	22,861	1,251,511
Deutsche Bank	12,372	1,510,751
Deutsche Boerse	2,464	355,786
Deutsche Lufthansa	5,695	104,664
Deutsche Post	17,408	463,338
Deutsche Postbank	1,500	114,502
Deutsche Telekom	68,472	1,237,698
Douglas Holding	897	43,162
E.ON	15,604	1,909,539
Epcos	1,510 [a]	20,276
Fresenius Medical Care	1,568	187,835
Heidelberger Druckmaschinen	1,341	67,568
Hochtief	1,459	99,243
Hypo Real Estate Holding	3,237	225,974
Infineon Technologies	16,410 [a]	199,474

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
IVG Immobilien	1,798	51,571
KarstadtQuelle	1,514 [a]	45,446
Linde	2,036	182,013
MAN	3,414	258,371
Merck	1,192	126,472
Metro	3,539	199,981
MLP	1,365	33,443
Muenchener Rueckversicherungs	4,913	695,110
Premiere	1,607 [a]	26,315
Puma	373	150,328
RWE	10,521	910,598
SAP	5,555	1,211,942
Schering	4,041	433,282
Siemens	20,083	1,902,376
Suedzucker	1,661	45,465
ThyssenKrupp	9,187	302,387
TUI	5,550	118,079
Volkswagen	4,547	352,077
Wincor Nixdorf	333	47,819
		19,958,906
Greece—.6%
Alpha Bank	7,060	266,794
Coca-Cola Hellenic Bottling	2,698	88,294
Cosmote Mobile Communications	3,562	87,225
EFG Eurobank Ergasias	4,650	184,976
Emporiki Bank of Greece	1,815	61,318
Folli-Follie	560	15,928
Germanos	1,240	26,960
Hellenic Duty Free Shops	300	5,495
Hellenic Exchanges	1,360	24,977
Hellenic Petroleum	2,400	36,217
Hellenic Technodomiki Tev	3,380	35,594
Hellenic Telecommunications Organization	7,320 [a]	163,574
Hyatt Regency	600	8,465
Intracom	1,950	15,524
National Bank of Greece	6,844	342,600

14

Common Stocks (continued)	Shares	Value ($)

Greece (continued)
OPAP	5,390	200,291
Piraeus Bank	4,300	135,196
Public Power	2,700	69,041
Technical Olympic	1,000	6,172
Titan Cement	1,300	66,026
Viohalco	3,050	32,503
		1,873,170
Hong Kong—1.6%
ASM Pacific Technology	4,500	26,204
Bank of East Asia	37,191	155,409
BOC Hong Kong Holdings	90,000	185,719
Cathay Pacific Airways	22,000	39,439
Cheung Kong Holdings	37,000	417,068
Cheung Kong Infrastructure Holdings	10,000	32,759
CLP Holdings	46,288	269,836
Esprit Holdings	25,000	200,228
Giordano International	32,000	18,985
Hang Lung Properties	45,000	90,538
Hang Seng Bank	18,800	243,194
Henderson Land Development	17,000	99,869
Hong Kong & China Gas	88,772	211,808
Hong Kong Exchanges & Clearing	26,000	187,447
HongKong Electric Holdings	33,500	164,829
Hopewell Holdings	18,000	52,698
Hutchison Telecommunications International	37,000 [a]	65,376
Hutchison Whampoa	53,800	529,420
Hysan Development	18,000	51,885
Johnson Electric Holdings	38,900	32,861
Kerry Properties	10,500	37,241
Kingboard Chemical Holdings	13,000	34,287
Li & Fung	46,000	109,161
Link REIT	52,500 [a]	115,446
MTR	36,000	96,110
New World Development	63,191	113,690
Orient Overseas International	6,300	23,685
PCCW	92,207	61,839

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
SCMP Group	11,759	4,360
Shangri-La Asia	28,000	49,654
Sino Land	36,664	60,999
SmarTone Telecommunications Holding	4,000	4,488
Solomon Systech International	32,000	14,238
Sun Hung Kai Properties	32,699	373,226
Swire Pacific, Cl. A	23,000	236,121
Techtronic Industries	23,500	39,552
Television Broadcasts	8,000	49,989
Texwinca Holdings	8,000	5,881
Wharf Holdings	32,171	129,038
Wing Hang Bank	4,000	37,144
Yue Yuen Industrial Holdings	9,800	28,754
		4,700,475
Ireland—.8%
Allied Irish Banks	22,063	532,210
Bank of Ireland	24,563	460,708
C&C Group	5,793	44,877
CRH	13,501	494,890
DCC	2,056	49,854
Depfa Bank	9,130	171,129
Eircom Group	18,702	50,885
Elan	10,601 [a]	155,569
Fyffes	6,620	18,012
Grafton Group (Units)	5,475	75,793
Greencore Group	2,474	12,621
Iaws Group	2,816	50,831
Independent News & Media	11,890	37,144
Irish Life & Permanent	6,608	168,307
Kerry Group, Cl. A	3,503	87,369
Kingspan Group	2,460	40,593
Paddy Power	790	14,031
Ryanair Holdings	2,000 [a]	16,854
		2,481,677

16

Common Stocks (continued)	Shares	Value ($)

Italy—3.6%
Alleanza Assicurazioni	11,038	134,035
Arnoldo Mondadori Editore	2,344	23,606
Assicurazioni Generali	24,048	899,977
Autogrill	2,438	39,647
Autostrade	6,930	212,298
Banca Fideuram	6,450	38,836
Banca Intensa (RNC)	22,930	127,233
Banca Intesa	98,061	580,556
Banca Monte dei Paschi di Siena	26,958	159,431
Banca Nazionale del Lavoro	26,041	95,783
Banca Popolare di Milano	10,320	130,256
Banche Popolari Unite	8,315	209,899
Banco Popolare di Verona e Novara	9,497	266,892
Benetton Group	1,630	24,782
Bulgari	3,593	44,535
Capitalia	42,652	369,639
Enel	108,255	934,089
ENI	65,214	1,987,953
Fiat	13,595 [a]	190,772
Finmeccanica	7,637	182,875
Gruppo Editoriale L'Espresso	3,559	19,614
Italcementi	1,605	42,153
Lottomatica	715	32,910
Luxottica Group	3,417	101,494
Mediaset	19,649	248,251
Mediobanca	12,196	263,777
Mediolanum	5,922	46,772
Pirelli & C	72,347	70,445
Sanpaolo IMI	28,054	526,186
Seat Pagine Gialle	102,684	48,893
Snam Rete Gas	23,462	104,990
Telecom Italia	269,009	752,263
Telecom Italia (RNC)	152,589	381,150
Telecom Italia Media	19,085	9,039

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Terna	29,336	80,465
Tiscali	4,586 [a]	16,810
UniCredito Italiano	195,317	1,468,805
		10,867,111
Japan—24.1%
77 Bank	8,000	62,767
Acom	1,780	103,496
Aderans	1,000	29,597
Advantest	1,800	206,795
Aeon	16,500	409,610
Aeon Credit Service	2,160	59,580
Aiful	1,525	90,806
Aisin Seiki	4,700	176,147
Ajinomoto	13,800	171,352
Alfresa Holdings	500	30,560
All Nippon Airways	14,000	52,102
Alps Electric	4,400	77,019
Amada	9,000	98,196
Amano	1,000	17,382
Anritsu	2,000	13,275
Aoyama Trading	1,200	40,140
Ariake Japan	320	9,219
Asahi Breweries	9,300	132,659
Asahi Glass	24,800	349,198
Asatsu-DK	700	24,518
Ashai Kasei	29,900	220,454
Astellas Pharma	13,779	573,120
Autobacs Seven	700	33,468
Bank of Fukuoka	15,000	128,853
Bank of Kyoto	6,000	69,299
Bank of Yokohama	30,000	234,588
Benesse	1,700	61,480
Bridgestone	16,400	398,511
Canon	18,900	1,441,497
Canon Sales	2,000	45,009
Casio Computer	5,200	97,443

18

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Central Glass	3,000	18,179
Central Japan Railway	40	409,807
Chiba Bank	19,000	171,532
Chiyoda	4,000	89,667
Chubu Electric Power	14,400	377,023
Chugai Pharmaceutical	6,528	140,906
Circle K Sunkus	1,000	23,599
Citizen Watch	9,000	87,636
Coca-Cola West Japan	900	22,145
COMSYS Holdings	3,000	40,114
Credit Saison	4,000	209,107
CSK HOLDINGS	1,700	81,278
Dai Nippon Printing	15,800	282,242
Daicel Chemical Industries	8,000	68,511
Daido Steel	8,200	75,035
Daiichi Sankyo	16,083	413,342
Daikin Industries	6,100	212,058
Daimaru	5,000	72,592
Dainippon Ink and Chemicals	15,000	60,026
Dainippon Screen Manufacturing	5,000	52,102
Daito Trust Construction	1,800	93,310
Daiwa House Industry	12,400	210,757
Daiwa Securities Group	32,000	442,452
Denki Kagaku Kogyo	13,600	62,165
Denso	13,000	508,844
Dentsu	44	152,575
Dowa Mining	7,000	79,685
E*Trade Securities	30	54,641
eAccess	41	28,219
East Japan Railway	86	669,475
Ebara	6,000	34,256
Eisai	6,200	282,855
Electric Power Development	4,080	156,841
Elpida Memory	1,000 [a]	45,709
FamilyMart	1,500	43,345
Fanuc	4,400	414,956

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Fast Retailing	1,300	123,170
Fuji Electric Holdings	12,000	69,352
Fuji Photo Film	12,400	420,210
Fuji Soft ABC	600	18,704
Fuji Television Network	11	27,259
Fujikura	9,000	103,792
Fujitsu	44,800	372,287
Furukawa Electric	16,000	127,356
Glory	1,700	34,238
Goodwill Group	30	26,007
Gunma Bank	9,000	69,273
Gunze	5,000	34,282
Hakuhodo DY Holdings	700	66,016
Hankyu Department Stores	4,000	36,427
Hikari Tsushin	500	30,823
Hino Motors	7,000	42,539
Hirose Electric	700	102,426
Hitachi	80,900	600,020
Hitachi Cable	5,000	27,189
Hitachi Capital	1,000	19,527
Hitachi Chemical	2,600	75,587
Hitachi Construction Machinery	2,500	68,082
Hitachi Software Engineering	1,000	19,527
Hokkaido Electric Power	4,600	102,110
Hokuhoku Financial Group	27,000	109,702
Honda Motor	19,660	1,392,727
House Foods	1,620	26,924
Hoya	10,800	435,972
Ibiden	3,400	161,068
Index	27	36,173
INPEX Holdings	21 [a]	191,243
Isetan	4,000	81,786
Ishihara Sangyo Kaisha	4,000	7,846
Ishikawajima-Harima Heavy Industries	28,000	99,545
Ito En	1,600	58,704

20

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Itochu	38,500	348,590
Itochu Techno-Science	800	32,644
Jafco	800	53,100
Japan Airlines	16,600	43,898
Japan Prime Realty Investment	11	34,387
Japan Real Estate Investment	8	72,855
Japan Retail Fund Investment	7	57,863
Japan Tobacco	110	441,156
JFE Holdings	14,060	544,179
JGC	5,000	87,347
Joyo Bank	15,462	103,441
JS Group	6,924	153,698
JSR	4,300	132,163
JTEKT Corporation	5,000	107,487
Kajima	21,800	122,935
Kaken Pharmaceutical	2,000	16,112
Kamigumi	6,400	50,886
Kaneka	7,000	78,704
Kansai Electric Power	19,499	455,034
Kansai Paint	7,000	68,897
Kao	13,000	348,336
Katokichi	3,700	28,673
Kawasaki Heavy Industries	28,000	101,261
Kawasaki Kisen Kaisha	12,000	75,236
KDDI	60	368,827
Keihin Electric Express Railway	11,000	89,965
Keio	14,000	97,951
Keisei Electric Railway	7,000	47,872
Keyence	914	239,145
Kikkoman	3,000	35,306
Kinden	3,000	28,187
Kintetsu	37,354	139,342
Kirin Brewery	19,000	280,841
Kobe Steel	65,000	220,271
Kokuyo	1,600	27,166

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Komatsu	22,600	481,883
Komori	2,000	46,497
Konami	2,600	66,366
Konica Minolta Holdings	10,500	137,916
Kose	880	31,979
Kubota	27,000	304,282
Kuraray	8,500	104,575
Kurita Water Industries	2,900	58,914
Kyocera	4,000	372,329
Kyowa Hakko Kogyo	8,000	55,622
Kyushu Electric Power	9,700	225,937
Lawson	1,500	56,743
Leopalace21	3,100	120,525
Mabuchi Motor	700	39,352
Makita	3,000	88,792
Marubeni	32,000	183,818
Marui	7,400	142,557
Matsui Securities	2,900	38,675
Matsumotokiyoshi	1,100	31,979
Matsushita Electric Industrial	52,195	1,256,885
Matsushita Electric Works	8,000	96,813
Mediceo Paltac Holdings	4,100	75,753
Meiji Dairies	7,000	44,317
Meiji Seika Kaisha	6,000	31,103
Meitec	700	23,783
Millea Holdings	37	735,464
Minebea	9,000	58,082
Mitsubishi	33,800	815,403
Mitsubishi Chemical Holdings	28,600	180,315
Mitsubishi Electric	49,000	425,210
Mitsubishi Estate	28,000	610,508
Mitsubishi Gas Chemical	9,000	119,238
Mitsubishi Heavy Industries	74,700	368,921
Mitsubishi Logistics	3,000	45,604
Mitsubishi Materials	25,000	134,632
Mitsubishi Rayon	13,000	119,413

22

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsubishi UFJ Financial Group	212	3,322,942
Mitsubishi UFJ Securities	8,000	125,674
Mitsui & Co	38,400	578,690
Mitsui Chemicals	16,000	115,447
Mitsui Engineering & Shipbuilding	17,000	54,186
Mitsui Fudosan	20,000	446,585
Mitsui Mining & Smelting	13,000	90,158
Mitsui OSK Lines	28,000	199,825
Mitsui Sumitomo Insurance	30,230	406,331
Mitsui Trust Holdings	13,380	184,297
Mitsukoshi	10,000	57,968
Mitsumi Electric	2,000	28,074
Mizuho Financial Group	240	2,040,630
Murata Manufacturing	5,100	370,219
Namco Bandai Holdings	4,750	68,255
NEC	50,800	354,532
NEC Electronics	1,100	40,455
NET One Systems	14	30,648
NGK Insulators	6,000	85,692
NGK Spark Plug	5,000	109,457
NHK Spring	4,000	46,235
Nichii Gakkan	320	7,678
Nichirei	7,000	34,448
Nidec	2,700	207,583
Nikko Cordial	21,000	338,905
Nikon	7,600	149,072
Nintendo	2,550	379,597
Nippon Building Fund	11	104,028
Nippon Electric Glass	5,390	121,299
Nippon Express	20,000	105,254
Nippon Kayaku	4,000	35,657
Nippon Light Metal	10,400	28,960
Nippon Meat Packers	4,000	47,180
Nippon Mining Holdings	18,800	173,349
Nippon Oil	30,800	243,002
Nippon Paper Group	25	106,611

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nippon Sheet Glass	10,000	59,194
Nippon Shokubai	3,000	36,725
Nippon Steel	154,100	566,743
Nippon Telegraph & Telephone	130	580,560
Nippon Yusen	25,800	157,692
Nishi-Nippon City Bank	13,000	65,797
Nishimatsu Construction	6,000	25,009
Nissan Chemical Industries	4,000	67,601
Nissan Motor	56,900	745,878
Nisshin Seifun Group	4,300	45,899
Nisshin Steel	22,000	76,480
Nisshinbo Industries	4,000	46,830
Nissin Food Products	2,100	66,751
Nitori	1,000	53,940
Nitto Denko	4,200	351,226
NOK	2,400	72,715
Nomura Holdings	44,400	1,001,138
Nomura Real Estate Office Fund	6	52,434
Nomura Research Institute	500	61,909
NSK	11,000	99,212
NTN	11,000	90,543
NTT Data	31	143,056
NTT DoCoMo	429	638,616
NTT Urban Development	6	49,124
Obayashi	16,000	122,032
Obic	200	40,876
Odakyu Electric Railway	16,000	100,315
OJI Paper	20,000	119,089
Oki Electric Industry	14,000	43,152
Okumura	5,000	27,671
Olympus	6,000	171,278
Omron	5,500	153,152
Onward Kashiyama	4,000	67,320
Oracle Corp Japan	700	35,613
Oriental Land	1,200	71,874

24

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
ORIX	2,140	640,876
Osaka Gas	52,000	193,975
Pioneer	3,900	68,813
Promise	2,200	135,236
QP	2,700	27,898
Rakuten	168	135,342
Resona Holdings	115	390,718
Ricoh	17,000	336,427
Rinnai	900	24,746
Rohm	2,600	275,937
Ryohin Keikaku	600	53,695
Sanden	2,000	9,124
Sanken Electric	3,000	45,184
Sankyo	1,200	84,904
Santen Pharmaceutical	2,100	51,764
Sanwa Shutter	5,200	35,471
Sanyo Electric	40,000	105,779
Sapporo Holdings	6,000	30,893
SBI Holdings	188	95,482
Secom	5,500	299,081
Sega Sammy Holdings	3,684	146,457
Seiko Epson	2,600	81,734
Seino Holdings	5,000	54,028
Sekisui Chemical	11,000	94,781
Sekisui House	14,000	216,130
Seven & I Holdings	20,360	786,231
SFCG	130	29,677
Sharp	24,000	420,105
Shimachu	1,000	27,145
Shimamura	500	61,471
Shimano	1,600	52,539
Shimizu	14,000	96,602
Shin-Etsu Chemical	9,800	564,658
Shinko Securities	12,000	63,573
Shinsei Bank	23,000	160,517

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Shionogi & Co	8,000	134,571
Shiseido	9,000	173,774
Shizuoka Bank	14,400	151,692
Showa Denko	25,000	110,333
Showa Shell Sekiyu	3,700	45,748
Skylark	1,800	32,785
SMC	1,300	196,935
Softbank	18,600	477,215
Sojitz	8,000 [a]	50,928
Sompo Japan Insurance	20,000	288,967
Sony	24,980	1,251,187
Stanley Electric	3,800	88,179
SUMCO	1,200	71,559
Sumitomo	27,000	403,345
Sumitomo Bakelite	5,000	46,541
Sumitomo Chemical	37,000	323,345
Sumitomo Electric Industries	17,700	280,224
Sumitomo Heavy Industries	13,000	136,602
Sumitomo Metal Industries	100,000	420,315
Sumitomo Metal Mining	13,000	188,398
Sumitomo Mitsui Financial Group	147	1,609,019
Sumitomo Osaka Cement	8,000	29,282
Sumitomo Realty & Development	10,000	264,448
Sumitomo Rubber Industries	4,000	57,023
Sumitomo Trust & Banking	32,000	339,615
Suruga Bank	5,000	69,658
Suzuken	1,320	47,391
T&D Holdings	5,750	439,558
Taiheiyo Cement	21,000	101,874
Taisei	21,000	93,599
Taisho Pharmaceutical	4,000	81,261
Taiyo Nippon Sanso	7,000	55,105
Taiyo Yuden	3,100	50,789
Takara Holdings	5,000	30,823
Takashimaya	7,000	101,935

26

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Takeda Pharmaceutical	22,200	1,352,995
Takefuji	2,810	182,084
Takuma	3,000	25,350
Tanabe Seiyaku	5,000	58,757
TDK	2,900	242,005
Teijin	22,000	150,455
Terumo	4,200	150,053
THK	2,500	81,436
TIS	800	23,958
Tobu Railway	19,000	93,835
Toda	5,000	21,891
Toho	3,600	69,510
Tohoku Electric Power	10,900	250,547
Tokuyama	6,000	98,722
Tokyo Broadcasting System	500	13,879
Tokyo Electric Power	28,972	742,059
Tokyo Electron	4,100	294,396
Tokyo Gas	54,000	260,543
Tokyo Steel Manufacturing	2,600	54,982
Tokyo Style	2,000	24,378
Tokyo Tatemono	7,000	80,604
Tokyu	20,820	146,396
Tokyu Land	11,000	93,336
TonenGeneral Sekiyu	7,000	75,823
Toppan Printing	14,000	186,462
Toray Industries	33,000	308,328
Toshiba	73,000	463,441
Tosoh	13,000	63,520
Toto	7,000	72,636
Toyo Seikan Kaisha	4,000	77,408
Toyo Suisan Kaisha	2,000	30,403
Toyobo	13,200	41,380
Toyoda Gosei	1,400	38,494
Toyota Industries	4,700	209,072
Toyota Motor	72,214	4,211,429

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Toyota Tsusho	5,000		124,781
Trend Micro	2,500		96,541
Ube Industries	19,600		65,219
Uni Charm	1,100		62,898
Uniden	2,000		31,454
UNY	4,000		71,278
Ushio	2,600		59,764
USS	650		48,494
Wacoal Holdings	3,000		40,429
West Japan Railway	44		194,956
Yahoo! Japan	362		210,480
Yakult Honsha	2,500		65,018
Yamada Denki	1,900		206,471
Yamaha	4,300		79,260
Yamaha Motor	4,900		134,729
Yamato Holdings	9,400		186,848
Yamazaki Baking	4,000		35,692
Yaskawa Electric	4,000		49,072
Yokogawa Electric	4,600		72,666
Zeon	4,000		54,186
			72,995,145
Luxembourg—.2%
Arcelor	12,923		530,678
Oriflame Cosmetics	580		21,870
			552,548
Netherlands—3.5%
ABN AMRO Holding	44,800		1,336,882
Aegon	36,240		660,551
Akzo Nobel	6,660		382,886
ASML Holding	12,360	[a]	261,564
Buhrmann	2,895		56,050
Corio	1,094		69,110
Euronext	2,073		185,007
European Aeronautic Defense and Space	5,876	[a]	231,525
Getronics	2,893		34,948
Hagemeyer	13,187	[a]	71,593

28

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
Heineken	6,265	253,403
ING Groep	46,941	1,907,509
Koninklijke Ahold	38,156 [a]	314,814
Koninklijke DSM	3,687	167,939
Koninklijke Philips Electronics	33,032	1,138,000
OCE	1,780	29,597
Qiagen	2,981 [a]	44,347
Randstad Holdings	1,126	74,748
Reed Elsevier	17,972	266,002
Rodamco Europe	1,175	126,252
Royal KPN	48,420	567,838
Royal Numico	4,139	187,276
SBM Offshore	855	91,599
STMicroelectronics	15,627	286,804
TNT	10,490	377,120
Unilever	14,355	1,035,210
Vedior	3,866	89,994
VNU	6,265	214,733
Wereldhave	507	52,816
Wolters Kluwer	7,040	183,123
		10,699,240
New Zealand—.1%
Auckland International Airport	19,388	25,149
Contact Energy	5,704	28,870
Fisher & Paykel Appliances Holdings	7,958	23,428
Fisher & Paykel Healthcare	10,400	27,906
Fletcher Building	11,159	64,569
Kiwi Income Property Trust (Units)	12,371	9,990
Sky City Entertainment Group	11,709	40,427
Sky Network Television	4,754	18,651
Telecom Corp of New Zealand	47,465	172,935
Tower	4,325 [a]	7,453
Vector	3,522	6,226
Warehouse Group	2,700	6,644
Waste Management NZ	1,400	7,656
		439,904

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Norway—.8%
Acergy	4,591 [a]	74,690
DNB NOR	17,107	236,770
Frontline	1,500	48,442
Norsk Hydro	3,555	546,126
Norske Skogindustrier	4,380	67,357
Orkla	4,758	249,935
Petroleum Geo-Services	1,510 [a]	84,819
ProSafe	850	50,360
Schibsted	1,100	32,230
Statoil	16,640	546,810
Stolt-Nielsen	950	26,989
Storebrand	5,350	63,221
Tandberg	3,000	30,473
Tandberg Television	1,700 [a]	34,124
Telenor	19,722	228,268
Tomra Systems	3,950	39,164
Yara International	4,674	75,094
		2,434,872
Portugal—.3%
Banco BPI	7,721	58,160
Banco Comercial Portugues	50,561	154,128
Banco Espirito Santo	2,934	42,615
Brisa-Auto Estradas de Portugal	7,561	79,432
Cimpor-Cimentos de Portugal	4,095	28,525
Energias de Portugal	47,080	185,029
Jeronimo Martins	1,205	21,706
Portugal Telecom	19,475	247,525
PT Multimedia Servicos de Telecomunicacoes e Multimedia	1,560	19,022
Sonae	20,060	34,113
Sonae Industria SGPS	2,150 [a]	21,503
		891,758
Singapore—.8%
Allgreen Properties	6,000	5,690
Ascendas Real Estate Investment Trust	25,700	37,049
CapitaLand	25,000	77,453
CapitaMall Trust	19,000	28,711
Chartered Semiconductor Manufacturing	24,000 [a]	27,314

30

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
City Developments	12,000	76,631
ComfortDelgro	39,700	40,413
Cosco Corp Singapore	22,000	19,891
Creative Technology	750	4,884
Datacraft Asia	3,000	3,540
DBS Group Holdings	29,059	327,042
Fraser & Neave	4,430	61,901
Haw Par	1,658	6,499
Jardine Cycle & Carriage	2,422	17,151
Keppel	14,500	140,269
Keppel Land	10,000	29,970
Neptune Orient Lines	14,000	20,182
Noble Group	16,000	13,354
Olam International	13,000	13,316
Oversea-Chinese Banking	63,942	274,915
Overseas Union Enterprise	1,000	5,849
Parkway Holdings	14,000	23,103
SembCorp Industries	23,254	52,930
SembCorp Marine	11,000	21,282
Singapore Airlines	14,000	125,696
Singapore Exchange	21,000	57,094
Singapore Land	2,000	8,725
Singapore Petroleum	3,000	10,907
Singapore Post	31,000	22,148
Singapore Press Holdings	38,075	103,036
Singapore Technologies Engineering	33,000	65,099
Singapore Telecommunications	164,265	284,576
SMRT	8,000	5,716
STATS ChipPAC	26,000 [a]	22,193
Suntec Real Estate Investment Trust	19,000	15,377
United Overseas Bank	29,112	300,029
United Overseas Land	15,111	29,236
Venture Manufacturing (Singapore)	7,000	59,750
Want Want Holdings	7,000	10,220
Wing Tai Holdings	6,000	6,639
		2,455,780

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Spain—3.6%
Abertis Infraestrusturas	5,304	139,770
Acciona	695	119,369
Acerinox	4,610	77,407
ACS	6,312	261,664
Altadis	6,573	311,482
Antena 3 de Television	1,673	44,002
Banco Bilbao Vizcaya Argentaria	84,948	1,873,653
Banco Popular Espanol	20,898	315,100
Banco Santander Central Hispano	148,763	2,303,015
Cintra Concesiones de Infraestructuras de Transporte	5,022	68,004
Corp Mapfre	2,959	62,470
Ebro Puleva	1,751	34,585
Endesa	23,898	792,314
Fomento de Construcciones y Contratas	1,151	93,226
Gamesa Corp Tecnologica	4,069	88,313
Gas Natural SDG	4,666	142,119
Grupo Ferrovial	1,645	134,792
Iberdrola	20,436	664,664
Iberia Lineas Aereas de Espana	12,494	34,939
Inditex	5,285	214,696
Indra Sistemas	3,330	68,456
Inmobiliaria Colonial	634	45,202
Metrovacesa	1,350	123,203
NH Hoteles	1,765	31,771
Promotora de Informaciones	1,710	31,276
Repsol YPF	23,063	687,935
Sacyr Vallehermoso	2,906	100,519
Sociedad General de Aguas de Barcelona, Cl. A	1,687	47,069
Sogecable	748 [a]	28,295
Telefonica	111,744	1,787,631
Telefonica Publicidad e Informacion	4,355	48,055
Union Fenosa	4,626	178,602
Zeltia	4,464	33,963
		10,987,561
Sweden—2.3%
Alfa Laval	2,200	71,340
Assa Abloy, Cl. B	7,392	142,620

32

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Atlas Copco, Cl. A	8,595	253,109
Atlas Copco, Cl. B	5,000	136,072
Axfood	920	26,158
Billerud	1,600	27,512
Capio	1,820 [a]	35,731
Castellum	3,200	31,087
D. Carnegie	870	19,259
Electrolux, Cl. B	6,907	206,206
Elekta, Cl. B	1,800	29,611
Eniro	4,173	45,624
Gambro, Cl. A	4,848	72,532
Gambro, Cl. B	2,300	34,411
Getinge, Cl. B	4,400	75,957
Hennes & Mauritz, Cl. B	12,008	454,417
Hoganas, Cl. B	400	10,859
Holmen, Cl. B	1,300	56,148
Kungsleden AB	960	34,055
Lundin Petroleum	4,300 [a]	59,093
Modern Times Group, Cl. B	1,200 [a]	65,639
Nordea Bank	54,520	699,419
OMX	1,650	31,611
Sandvik	5,131	332,767
SAS	2,050 [a]	27,756
Scania, Cl. B	2,501	115,978
Securitas, Cl. B	7,604	158,035
Skandinaviska Enskilda Banken, Cl. A	12,004	301,490
Skanska, Cl. B	9,499	163,980
SKF, Cl. B	10,422	178,502
SSAB Svenskt Stal, Ser. A	1,150	67,576
SSAB Svenskt Stal, Ser. B	700	38,005
Svenska Cellulosa, Cl. B	5,037	227,442
Svenska Handelsbanken, Cl. A	12,788	366,198
Swedish Match	8,364	125,135
Tele2, Cl. B	8,406	106,131
Telefonaktiebolaget LM Ericsson, Cl. B	371,659	1,318,404
Telelogic	8,000 [a]	20,255
TeliaSonera	47,633	294,732

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Trelleborg, Cl. B	1,840	40,857
Volvo, Cl. A	2,422	119,037
Volvo, Cl. B	5,554	278,234
Wihlborgs Fastigheter	264	7,685
Wihlborgs Fastigheter	1,923	36,972
WM-data, Cl. B	7,000	23,789
		6,967,430
Switzerland—6.6%
ABB	49,964	711,045
Adecco	3,174	196,246
Ciba Specialty Chemicals	1,662	101,691
Clariant	5,571	86,448
Compagnie Financiere Richemont, Cl. A (Units)	12,501	646,785
Credit Suisse Group	30,415	1,904,988
Geberit	107	124,486
Givaudan	174	145,635
Holcim	4,664	389,995
Kudelski	991	25,856
Kuhne & Nagel International	270	97,634
Kuoni Reisen Holding	70	37,427
Logitech International	2,174 [a]	90,019
Lonza Group	971	68,702
Micronas Semiconductor	647	16,334
Nestle	10,096	3,070,402
Nobel Biocare Holding	604	148,845
Novartis	58,246	3,332,022
Phonak Holding	972	60,176
PSP Swiss Property	1,049	54,670
Rieter Holding	106	46,363
Roche Holding	17,583	2,695,942
Schindler Holding	1,330	72,716
Serono, Cl. B	125	81,809
SGS	100	98,653
SIG Holding	130	28,221
Straumann Holding	197	48,310
Sulzer	97	81,577
Swatch Group	1,198	43,826

34

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
Swatch Group, Cl. B	827	147,879
Swiss Reinsurance	8,123	591,061
Swisscom	474	157,682
Syngenta	2,710	376,949
Syngenta (Warrants)	2,561 [a]	4,098
Synthes	1,199	148,459
UBS	25,863	3,048,871
Unaxis Holding	159	52,862
Valora Holding	61	14,554
Zurich Financial Services	3,620	878,259
		19,927,497
United Kingdom—22.7%
3i Group	13,613	220,714
Aegis Group	23,287	57,777
Aggreko	7,330	40,869
Alliance Unichem	6,119	98,821
Amec	8,579	61,361
Amvescap	17,779	193,734
Anglo American	35,585	1,510,303
ARM Holdings	32,591	80,565
Arriva	5,438	57,280
Associated British Ports Holdings	7,601	100,995
AstraZeneca	39,684	2,185,588
Aviva	60,141	875,615
BAA	27,272	420,114
BAE Systems	80,990	614,608
Balfour Beatty	9,801	63,955
Barclays	161,837	2,015,017
Barratt Developments	6,347	114,443
BBA Group	11,118	53,048
Bellway	2,748	59,939
Berkeley Group Holding	2,731 [a]	57,136
BG Group	89,030	1,192,653
BHP Billiton	61,943	1,271,149
BOC Group	12,757	361,265
Boots Group	11,860	151,117
Bovis Homes Group	3,340	54,305

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
BP	518,032	6,369,930
Brambles Industries	17,790	146,644
British Airways	14,399 [a]	88,005
British American Tobacco	39,618	1,009,603
British Land	12,708	290,120
British Sky Broadcasting	30,286	289,284
Brixton	6,655	58,910
BT Group	211,642	843,435
Bunzl	8,261	104,283
Burberry Group	11,235	96,286
Cadbury Schweppes	52,597	520,080
Capita Group	16,985	143,790
Carnival	4,365	215,647
Cattles	9,083	62,324
Centrica	91,727	498,099
Close Brothers Group	3,564	69,478
Cobham	28,020	94,349
Compass Group	52,150	224,179
Cookson Group	5,084	49,069
Corus Group	109,048	167,488
Daily Mail & General Trust	7,201	89,266
Davis Service Group	4,424	37,714
De La Rue	3,606	35,591
Diageo	72,475	1,192,194
DSG International	45,878	153,229
Electrocomponents	10,893	53,014
Emap	6,005	95,943
EMI Group	19,197	98,399
Enterprise Inns	8,629	146,336
First Choice Holidays	11,793	47,694
Firstgroup	9,370	70,851
FKI	13,710	29,219
Friends Provident	45,865	164,024
Gallaher Group	16,763	265,387
GKN	17,852	101,727
GlaxoSmithKline	145,715	4,121,204

36

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Great Portland Estates	3,574	29,526
Group 4 Securicor	30,193	104,273
GUS	22,173	414,312
Hammerson	7,237	153,116
Hanson	17,828	237,367
Hays	36,019	110,644
HBOS	96,181	1,682,675
HMV Group	8,660	28,137
HSBC Holdings	282,674	4,868,278
ICAP	12,840	121,594
IMI	8,801	89,984
Imperial Chemical Industries	29,772	193,461
Imperial Tobacco Group	17,977	556,797
Inchcape	1,878	93,190
Intercontinental Hotels Group	10,765	189,213
International Power	37,928	205,268
Intertek Group	4,269	63,977
Invensys	137,049 [a]	59,163
iSOFT Group	5,492	11,729
Johnson Matthey	5,712	152,933
Kelda Group	9,212	128,595
Kesa Electricals	12,320	70,987
Kingfisher	60,003	245,668
Ladbrokes	14,402	109,816
Land Securities Group	11,878	400,279
Legal & General Group	164,716	414,664
Liberty International	6,298	130,617
Lloyds TSB Group	140,446	1,361,928
LogicaCMG	30,262	98,460
London Stock Exchange	6,368	143,180
Man Group	7,211	331,216
Marks & Spencer Group	42,044	447,447
Meggit	10,952	66,987
MFI Furniture	17,330	34,650
Misys	12,607	47,663
Mitchells & Butlers	12,100	108,263

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
National Express Group	2,980	48,506
National Grid	68,278	714,227
Next	6,310	184,886
Old Mutual	137,244	479,590
Pearson	20,453	282,541
Persimmon	6,755	160,845
Pilkington	26,462	78,281
Premier Farnell	8,240	30,067
Provident Financial	6,327	71,532
Prudential	61,012	713,632
Punch Taverns	6,098	97,096
Rank Group	15,819	65,558
Reckitt Benckiser	15,478	562,390
Reed Elsevier	31,357	310,628
Rentokil Initial	44,478	129,151
Resolution	4,310	49,041
Reuters Group	35,683	252,302
Rexam	13,601	134,734
Rio Tinto	26,826	1,470,610
Rolls-Royce Group	38,848	336,467
Rolls-Royce Group, Cl. B	1,063,589	1,991
Royal & Sun Alliance Insurance Group	75,583	189,589
Royal Bank of Scotland Group	79,654	2,593,065
Royal Dutch Shell, Cl. A	98,810	3,369,333
Royal Dutch Shell, Cl. B	69,082	2,462,367
SABMiller	22,704	477,470
Sage Group	31,369	142,545
Sainsbury (J)	34,971	212,466
Schroders	3,266	67,022
Scottish & Newcastle	19,603	180,651
Scottish & Southern Energy	21,734	444,429
Scottish Power	47,287	481,757
Serco Group	11,810	72,127
Severn Trent	8,444	177,579
Signet Group	42,153	81,217

38

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Slough Estates	11,044	122,854
Smith & Nephew	24,081	198,501
Smiths Group	14,425	267,309
SSL International	3,900	21,568
Stagecoach Group	21,317	42,040
Tate & Lyle	11,954	120,591
Taylor Woodrow	13,367	93,056
Telent	1,458	13,330
Tesco	196,989	1,143,992
Tomkins	20,264	124,771
Travis Perkins	2,664	76,168
Trinity Mirror	7,292	72,766
Unilever	69,059	731,184
United Business Media	7,360	95,719
United Utilities	22,251	271,383
Vodafone Group	1,548,525	3,645,006
Whitbread	6,442	131,144
William Hill	9,714	112,031
Wimpey (George)	9,867	93,888
Wolseley	15,019	374,819
WPP Group	29,151	358,717
Yell Group	17,119	159,938
		68,857,690
Total Common Stocks
(cost $205,065,877)		290,781,046

Preferred Stocks—.2%

Germany
Henkel	1,444	173,781
Porsche	197	196,784
ProSieben Sat.1 Media	2,153	59,447
RWE	985	76,641
Volkswagen	2,632	146,541
Total Preferred Stocks
(cost $410,956)		653,194

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Short-Term Investment—.2%		Amount ($)	Value ($)

U.S. Treasury Bills;
4.49%, 6/8/06
(cost $547,395)		550,000 [b]	547,388

Other Investment—2.6%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,847,000)		7,847,000 [c]	7,847,000

Total Investments (cost $213,871,228)		99.0%	299,828,628

Cash and Receivables (Net)		1.0%	2,998,093

Net Assets		100.0%	302,826,721

[a] Non-income producing security.
[b]	Partially held by broker as collateral for open financial futures positions.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	14.2	Food, Beverage & Tobacco	4.6
Materials	8.2	Insurance	4.4
Energy	7.7	Automobiles & Components	4.0
Capital Goods	7.3	Technology Hardware & Equipment 3.8
Diversified Financials	7.1	Consumer Durables	3.3
Pharmaceuticals & Biotechnology	6.5	Other	18.3
Utilities	4.8
Telecommunications	4.8		99.0

† Based on net assets.
See notes to financial statements.

40

STATEMENT OF FINANCIAL FUTURES
April 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
DJ Euro Stoxx 50	90	4,294,399	June 2006	4,093
FTSE 100	35	3,832,333	June 2006	(23,476)
TOPIX	17	2,566,375	June 2006	(31,134)
				(50,517)

See notes to financial statements.

The Fund 41

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	206,024,228	291,981,628
Affiliated issuers	7,847,000	7,847,000
Cash		754,788
Cash denominated in foreign currencies	885,568	903,030
Dividends and interest receivable		1,144,112
Receivable for shares of Common Stock subscribed		762,161
Unrealized appreciation on forward
currency exchange contracts—Note 4		222,441
Receivable for investment securities sold		113,713
		303,728,873

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		143,777
Payable for shares of Common Stock redeemed		351,342
Payable for investment securities purchased		329,894
Payable for futures variation margin—Note 4		74,718
Unrealized depreciation on forward
currency exchange contracts—Note 4		2,421
		902,152

Net Assets ($)		302,826,721

Composition of Net Assets ($):
Paid-in capital		232,947,426
Accumulated undistributed investment income—net		1,435,990
Accumulated net realized gain (loss) on investments		(17,731,128)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($50,517) net unrealized (depreciation) on financial futures]		86,174,433

Net Assets ($)		302,826,721

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		17,397,432
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		17.41

See notes to financial statements.
42

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $232,372 foreign taxes withheld at source):
Unaffiliated issuers	3,461,053
Affiliated issuers	144,769
Interest	19,733
Income on securities lending	212
Total Income	3,625,767
Expenses:
Management fee—Note 3(a)	433,817
Shareholder servicing costs—Note 3(b)	309,869
Loan commitment fees—Note 2	977
Total Expenses	744,663
Investment Income—Net	2,881,104

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments
and foreign currency transactions	398,316
Net realized gain (loss) on forward currency exchange contracts	4,367
Net realized gain (loss) on financial futures	1,044,172
Net Realized Gain (Loss)	1,446,855
Net change in unrealized appreciation (depreciation)
on investments, foreign currency transactions and
forward currency exchange contracts [including ($93,910)
net change in unrealized (depreciation) on financial futures]	46,221,036
Net Realized and Unrealized Gain (Loss) on Investments	47,667,891
Net Increase in Net Assets Resulting from Operations	50,548,995

See notes to financial statements.

The Fund 43

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	2,881,104	3,327,284
Net realized gain (loss) on investments	1,446,855	1,814,338
Net change in unrealized appreciation
(depreciation) on investments	46,221,036	18,357,619
Net Increase (Decrease) in Net Assets
Resulting from Operations	50,548,995	23,499,241

Dividends to Shareholders from ($):
Investment income—net	(4,095,715)	(2,772,459)

Capital Stock Transactions ($):
Net proceeds from shares sold	85,944,384	104,456,200
Dividends reinvested	3,605,157	2,386,290
Cost of shares redeemed	(33,850,174)	(44,061,412)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	55,699,367	62,781,078
Total Increase (Decrease) in Net Assets	102,152,647	83,507,860

Net Assets ($):
Beginning of Period	200,674,074	117,166,214
End of Period	302,826,721	200,674,074
Undistributed investment income—net	1,435,990	2,650,601

Capital Share Transactions (Shares):
Shares sold	5,401,970	7,547,258
Shares issued for dividends reinvested	234,572	175,076
Shares redeemed	(2,105,379)	(3,173,832)
Net Increase (Decrease) in Shares Outstanding	3,531,163	4,548,502

See notes to financial statements.

44

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2006		Year Ended October 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	14.47	12.57	10.91	8.89	10.60	14.18
Investment Operations:
Investment income—net [a]	.18	.29	.25	.18	.15	.15
Net realized and unrealized
gain (loss) on investments	3.03	1.88	1.72	2.04	(1.73)	(3.74)
Total from
Investment Operations	3.21	2.17	1.97	2.22	(1.58)	(3.59)
Distributions:
Dividends from investment
income—net	(.27)	(.27)	(.31)	(.20)	(.13)	—
Redemption fee	.00[b]	.00[b]	.00[b]	.00[b]	.00[b]	.01
Net asset value, end of period	17.41	14.47	12.57	10.91	8.89	10.60

Total Return (%)	22.46[c]	17.40	18.40	25.49	(15.12)	(25.25)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.30[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	1.15[c]	2.07	2.07	1.98	1.44	1.26
Portfolio Turnover Rate	1.41[c]	3.46	14.80	11.37	24.12	30.02

Net Assets, end of period
($ x 1,000)	302,827	200,674	117,116	91,731	82,091	72,344

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe,Australia, Far East (Free) Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are

46

valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price on the principle exchange.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is accrued as earned.

Pursuant to a securities lending agreement with Mellon Bank, N.A, an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

48

from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $12,224,271 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $1,262,185 of the carryover expires in fiscal 2009, $5,891,135 expires in fiscal 2010, $4,292,311 expires in fiscal 2011 and $778,640 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were as follows: ordinary income $2,772,459. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the Facility.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $40,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

50

Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, the fund was charged $309,869 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $83,870, and shareholder services plan fees $59,907.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests it’s available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2006, amounted to $51,339,774 and $3,425,778, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The following summarizes open forward currency exchange contracts at April 30, 2006:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
British Pound,
expiring
6/15/2006	1,871,230	3,312,295	3,403,206	90,911
Euro, expiring
6/15/2006	2,806,910	3,458,790	3,545,380	86,590
Japanese Yen,
expiring
5/2/2006	23,000,000	201,763	201,401	(362)
Japanese Yen,
expiring
6/15/2006	225,550,000	1,942,285	1,987,225	44,940
Sales:		Proceeds ($)
British Pound,
expiring
5/2/2006	63,269	114,040	115,000	(960)
Swiss Franc,
expiring
5/2/2006	110,473	87,723	88,822	(1,099)
Total				220,020

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.

52

Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated net unrealized appreciation on investments was $85,957,400 consisting of $88,317,185 gross unrealized appreciation and $2,359,785 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

The Fund 53

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a Board of Directors meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement for a one-year term ending March 30, 2007.The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During the meeting, the Board members discussed the continuance of the Management Agreement with senior management of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representatives of the Manager were present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement, the Board considered all factors which they believed to be relevant, including, among other things, the factors discussed below.

Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to

54

provide ongoing shareholder services to each of the fund’s distribution channels. The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and the Manager’s oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted the fund was ranked in the second, third, or fourth quintile among its performance group and

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

performance universe for various periods ended January 31, 2006.The Board also noted that the difference in returns between the fund and the MSCI EAFE Free Index was primarily due to the fund’s transactions costs and other operating expenses.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee and actual total expense ratio were lower than the average and the median of the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the "Similar Accounts"), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in

56

light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the fund was not profitable to the Manager for the time period reported.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations:

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate;

The Fund 57

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

•	The Board was satisfied with the fund’s overall performance;
•	The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the
Manager from its relationship with the fund; and
•	The Board determined that the economies of scale which may
accrue to the Manager and its affiliates in connection with the man-
agement of the fund had been adequately considered by the
Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter-
mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

58

NOTES

For More	Information

Dreyfus International	Transfer Agent &
Stock Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
34	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

How did Dreyfus S&P 500 Index Fund perform relative to its
benchmark?

For the six-month period ended April 30, 2006, the fund produced a total return of 9.39% .1 The Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced an 9.64% return for the same period.2,3

We attribute the market’s performance to continued U.S. economic growth and strong corporate profits. These factors handily offset the negative influences of rising interest rates and volatile energy prices. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and other operating expenses that are not reflected by the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index.To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors.The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index.The fund does not attempt to manage market volatility.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

When the reporting period began, many investors had become concerned that higher short-term interest rates and rising energy prices might erode consumer spending and reduce the rate of U.S. economic growth. However, higher fuel and borrowing costs have so far failed to dampen consumer confidence. Instead, business investment has accelerated, inflationary pressures have remained subdued and corporate earnings have risen, helping to support higher stock prices. What’s more, many large-cap companies have benefited from significant overseas operations in the growing global economy.

Among the greatest contributors to the S&P 500 Index for the reporting period were banks and asset management firms within the financials sector. Banks were buoyed by a healthy economy and low default loan rates, while brokerage firms benefited from a higher volume of U.S. stock market trading, increased mergers-and-acquisitions activity and well-diversified international businesses.

Other positive contributors to the S&P 500 Index’s performance included the producer goods area, which consists of a variety of metals and mining, industrial parts, chemicals, heavy machinery and defense companies. Stocks in these areas flourished as the global economy continued to expand and demand intensified for the raw materials and other industrial goods required to build the industrial infrastructures of a number of developing nations. Similarly, the S&P 500 Index received strong contributions from the energy sector, as increased demand from China, India and other emerging markets for a limited supply of crude oil and natural gas helped propel energy stock prices higher. Integrated energy producers and oil services providers fared especially well, followed by oil refiners and exploration and production companies. A wave of mergers-and-acquisitions activity also benefited several integrated energy producers.

On the other hand, some Internet companies in the information technology area produced generally disappointing results, largely due to increased competition and aggressive spending on the latest software,

4

services and products needed to attract customers to their websites. In the health care sector, HMOs also detracted from the S&P 500 Index’s returns. While these stocks as a group have enjoyed favorable returns for some time now, they were hurt during the reporting period by enrollment delays related to the new Medicare prescription drug program. Finally, in the consumer cyclicals area, automobile manufacturers continued to suffer from “legacy costs,” including high wages for labor, steep health care expenditures and generous pensions.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index. Accordingly, the percentage of the fund’s assets invested in each industry group closely approximated its representation in the S&P 500 Index. In our view, an investment in a broadly diversified index fund, such as Dreyfus S&P 500 Index Fund, may help investors in their efforts to manage stock market risk by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500” and “S&P 500®” are trademarks of
The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.60
Ending value (after expenses)	$1,093.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

Common Stocks—99.1%	Shares	Value ($)

Consumer Cyclical—8.0%
Albertson’s	107,772	2,729,865
Autonation	42,800 [a,b]	963,856
AutoZone	16,100 [b]	1,507,121
Bed Bath & Beyond	81,900 [b]	3,140,865
Best Buy	118,825	6,732,624
Big Lots	33,300 [a,b]	481,185
Brunswick	27,800	1,090,316
Circuit City Stores	44,500	1,279,375
Coach	112,000 [b]	3,698,240
Cooper Tire & Rubber	17,900	227,330
Costco Wholesale	138,200	7,522,226
CVS	238,800	7,097,136
Darden Restaurants	38,450	1,522,620
Dillard’s, Cl. A	18,000	469,440
Dollar General	92,508 [a]	1,615,190
Eastman Kodak	83,900 [a]	2,261,944
Family Dollar Stores	45,400 [a]	1,135,000
Federated Department Stores	79,550	6,192,967
Ford Motor	544,592	3,784,914
Gap	167,625	3,032,336
General Motors	165,200 [a]	3,779,776
Genuine Parts	50,500 [a]	2,204,325
Goodyear Tire & Rubber	51,700 [a,b]	723,800
Harley-Davidson	79,600 [a]	4,046,864
Harrah’s Entertainment	53,800 [a]	4,392,232
Hasbro	52,000	1,024,920
Hilton Hotels	96,300	2,594,322
Home Depot	620,603	24,780,678
International Game Technology	98,500	3,736,105
JC Penney	67,800	4,438,188
Johnson Controls	56,700	4,623,885
Jones Apparel Group	33,400	1,147,290
Kohl’s	100,700 [a,b]	5,623,088
Kroger	211,900	4,293,094

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Limited Brands	101,700	2,607,588
Liz Claiborne	30,700	1,198,835
Lowe’s Cos.	228,400	14,400,620
Marriott International, Cl. A	47,400	3,463,518
Mattel	113,600	1,838,048
McDonald’s	367,100	12,690,647
Navistar International	18,000 [b]	474,840
Nike, Cl. B	55,300	4,525,752
Nordstrom	63,900	2,449,287
Office Depot	86,400 [b]	3,506,112
OfficeMax	20,700	801,090
Paccar	49,450	3,556,939
RadioShack	39,300 [a]	668,100
Safeway	131,400 [a]	3,302,082
Sears Holdings	29,162 [b]	4,190,288
Southwest Airlines	206,818	3,354,588
Staples	212,875	5,622,029
Starbucks	223,000 [a,b]	8,311,210
Starwood Hotels & Resorts	63,100 [a]	3,620,678
Supervalu	39,800	1,154,598
Target	256,800	13,636,080
Tiffany & Co.	41,600	1,451,424
TJX Cos.	134,600	3,247,898
VF	25,700	1,572,583
Wal-Mart Stores	729,800	32,862,894
Walgreen	295,700	12,398,701
Wendy’s International	33,400	2,063,452
Whirlpool	22,746	2,041,453
Whole Foods Market	40,600 [a]	2,492,028
Yum! Brands	80,620 [a]	4,166,442
		281,562,921
Consumer Staples—7.3%
Alberto-Culver	22,100	993,837
Altria Group	609,700	44,605,652

8

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Anheuser-Busch Cos.	226,800	10,110,744
Archer-Daniels-Midland	190,960	6,939,486
Avon Products	131,572	4,290,563
Brown-Forman, Cl. B	24,300	1,810,350
Campbell Soup	53,800	1,729,132
Clorox	43,900	2,817,502
Coca-Cola	601,800	25,251,528
Coca-Cola Enterprises	88,600	1,730,358
Colgate-Palmolive	150,600	8,903,472
ConAgra Foods	151,700	3,440,556
Constellation Brands, Cl. A	57,600 [b]	1,422,720
Dean Foods	39,600 [b]	1,568,556
Estee Lauder Cos., Cl. A	34,800	1,291,776
Fortune Brands	42,800	3,436,840
General Mills	104,100	5,136,294
Harman International Industries	19,200	1,689,408
Hershey	52,400	2,795,016
HJ Heinz	97,900	4,063,829
Kellogg	73,400	3,399,154
Kimberly-Clark	134,600	7,878,138
McCormick & Co.	38,700 [a]	1,347,921
Molson Coors Brewing, Cl. B	16,800 [a]	1,240,848
Newell Rubbermaid	80,162 [a]	2,198,042
Pactiv	41,900 [b]	1,019,846
Pepsi Bottling Group	39,500	1,267,950
PepsiCo	484,000	28,188,160
Procter & Gamble	960,865	55,931,952
Reynolds American	25,000 [a]	2,741,250
Sara Lee	222,100	3,968,927
SYSCO	180,900	5,407,101
Tyson Foods, Cl. A	73,600	1,074,560
UST	47,800 [a]	2,099,854
WM Wrigley, Jr.	64,800 [a]	3,050,136
		254,841,458

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy—10.1%
Amerada Hess	23,400 [a]	3,352,518
Anadarko Petroleum	67,332	7,057,740
Apache	96,450	6,851,808
Baker Hughes	99,990 [a]	8,082,192
BJ Services	94,700	3,603,335
Centerpoint Energy	90,566 [a]	1,088,603
Chesapeake Energy	109,100 [a]	3,456,288
Chevron	650,326	39,682,893
ConocoPhillips	481,880	32,237,772
Devon Energy	129,100	7,760,201
El Paso	192,575 [a]	2,486,143
EOG Resources	70,900	4,979,307
Exxon Mobil	1,783,876	112,526,898
Halliburton	150,800	11,785,020
Kerr-McGee	33,865	3,381,759
KeySpan	51,000 [a]	2,059,380
Kinder Morgan	30,700	2,702,214
Marathon Oil	107,175	8,505,408
Murphy Oil	48,200	2,418,676
Nabors Industries	92,300 [b]	3,445,559
National Oilwell Varco	51,000 [b]	3,517,470
Nicor	12,900 [a]	510,969
NiSource	79,600 [a]	1,680,356
Noble	40,100	3,165,494
Occidental Petroleum	125,800	12,924,692
Peoples Energy	11,200 [a]	406,896
Rowan Cos.	31,900	1,414,127
Schlumberger	345,200	23,867,128
Sempra Energy	75,466	3,472,945
Sunoco	38,900	3,152,456
Transocean	95,200 [b]	7,717,864
Valero Energy	181,700	11,763,258
Weatherford International	101,900 [b]	5,393,567
Williams Cos	173,700	3,809,241
XTO Energy	106,100	4,493,335
		354,753,512

10

Common Stocks (continued)	Shares	Value ($)

Health Care—12.0%
Abbott Laboratories	449,500	19,211,630
Aetna	165,716	6,380,066
Allergan	44,300	4,550,496
AmerisourceBergen	61,100	2,636,465
Amgen	341,412 [b]	23,113,592
Applera—Applied Biosystems Group	53,500	1,542,940
Barr Pharmaceuticals	30,900 [a,b]	1,870,995
Bausch & Lomb	15,700 [a]	768,515
Baxter International	189,400	7,140,380
Becton, Dickinson & Co.	72,300	4,557,792
Biogen Idec	100,485 [b]	4,506,752
Biomet	72,275 [a]	2,687,184
Boston Scientific	339,110 [b]	7,880,919
Bristol-Myers Squibb	572,300	14,524,974
Cardinal Health	123,225	8,299,204
Caremark Rx	131,100 [b]	5,971,605
CIGNA	35,400	3,787,800
Coventry Health Care	46,800 [b]	2,324,556
CR Bard	30,400	2,263,584
Eli Lilly & Co.	330,100	17,468,892
Express Scripts	42,800 [b]	3,344,392
Fisher Scientific International	36,000 [a,b]	2,539,800
Forest Laboratories	95,200 [b]	3,844,176
Genzyme	75,900 [b]	4,642,044
Gilead Sciences	135,000 [b]	7,762,500
HCA	119,150 [a]	5,229,494
Health Management Associates, Cl. A	70,300	1,455,913
Hospira	46,970 [b]	1,810,694
Humana	47,800 [b]	2,159,604
Johnson & Johnson	869,418	50,956,589
King Pharmaceuticals	70,766 [b]	1,230,621
Laboratory Corp. of America Holdings	36,600 [a,b]	2,089,860
Manor Care	23,100 [a]	1,012,935
McKesson	89,477	4,347,687
Medco Health Solutions	88,891 [b]	4,731,668
Medimmune	74,600 [b]	2,347,662

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Medtronic	352,600 [a]	17,672,312
Merck & Co.	638,900	21,990,938
Millipore	15,200 [b]	1,121,456
Mylan Laboratories	63,900 [a]	1,395,576
Patterson Cos.	40,500 [a,b]	1,319,490
PerkinElmer	38,200	819,008
Pfizer	2,149,509	54,447,063
Quest Diagnostics	47,500 [a]	2,647,175
Schering-Plough	432,200	8,350,104
St. Jude Medical	107,100 [b]	4,228,308
Stryker	85,400	3,736,250
Tenet Healthcare	137,350 [b]	1,142,752
Thermo Electron	47,400 [b]	1,826,796
UnitedHealth Group	396,200	19,706,988
Waters	30,500 [b]	1,382,260
Watson Pharmaceuticals	29,700 [a,b]	844,668
WellPoint	192,800 [b]	13,688,800
Wyeth	392,700	19,112,709
Zimmer Holdings	72,420 [a,b]	4,555,218
		420,981,851
Interest Sensitive—24.5%
ACE	94,200	5,231,868
Aflac	145,500	6,917,070
Allstate	188,400	10,642,716
AMBAC Financial Group	30,850	2,540,806
American Express	361,600	19,457,696
American International Group	758,279	49,477,705
Ameriprise Financial	73,260	3,592,670
AmSouth Bancorp	101,000	2,922,940
AON	94,075	3,942,683
Apartment Investment & Management, Cl. A	28,200 [a]	1,260,258
Archstone-Smith Trust	62,300 [a]	3,045,224
Bank of America	1,356,914	67,737,147
Bank of New York	225,300	7,919,295
BB & T	156,400 [a]	6,715,816
Bear Stearns Cos.	34,872 [a]	4,969,609
Boston Properties	26,200	2,312,674

12

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Capital One Financial	88,000	7,624,320
Charles Schwab	301,400	5,395,060
Chubb	116,800	6,019,872
Cincinnati Financial	50,885 [a]	2,169,736
CIT Group	58,400	3,154,184
Citigroup	1,458,117	72,832,944
Comerica	47,600	2,707,012
Compass Bancshares	36,100	1,984,056
Countrywide Financial	176,200	7,164,292
E*Trade Financial	122,100 [b]	3,037,848
Equity Office Properties Trust	108,500	3,504,550
Equity Residential	84,800 [a]	3,804,976
Fannie Mae	282,800	14,309,680
Federated Investors, Cl. B	24,600	863,460
Fifth Third Bancorp	162,267 [a]	6,558,832
First Horizon National	36,800 [a]	1,561,056
Franklin Resources	44,600	4,153,152
Freddie Mac	201,900	12,328,014
General Electric	3,045,000	105,326,550
Genworth Financial, Cl. A	110,100	3,655,320
Golden West Financial	74,800	5,375,876
Goldman Sachs Group	127,400	20,420,946
H & R Block	95,700 [a]	2,184,831
Hartford Financial Services Group	88,400	8,126,612
Hugoton Royalty Trust	6,324	174,846
Huntington Bancshares/OH	72,674	1,755,077
Janus Capital Group	62,700 [a]	1,220,142
JPMorgan Chase & Co.	1,018,241	46,207,777
Keycorp	118,400 [a]	4,525,248
Kimco Realty	62,100	2,305,773
Legg Mason	36,200	4,288,976
Lehman Brothers Holdings	79,000 [a]	11,940,850
Lincoln National	83,300	4,838,064
Loews	39,600	4,203,540
M&T Bank	23,200	2,770,080
Marsh & McLennan Cos.	159,800	4,901,066

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Marshall & Ilsley	64,900 [a]	2,967,228
MBIA	39,100 [a]	2,331,533
Mellon Financial	121,000	4,553,230
Merrill Lynch & Co.	268,300	20,460,558
MetLife	221,400 [a]	11,534,940
MGIC Investment	25,600 [a]	1,809,920
Morgan Stanley	313,660	20,168,338
National City	159,900	5,900,310
North Fork Bancorporation	138,950	4,186,564
Northern Trust	54,100	3,185,949
Plum Creek Timber	53,800	1,952,940
PNC Financial Services Group	85,400	6,103,538
Principal Financial Group	81,700	4,192,027
Progressive	57,500 [a]	6,240,475
Prologis	71,100	3,570,642
Prudential Financial	144,600	11,297,598
Public Storage	24,200 [a]	1,860,496
Regions Financial	133,290	4,866,418
Safeco	36,000	1,868,400
Simon Property Group	53,400 [a]	4,372,392
SLM	121,900	6,446,072
Sovereign Bancorp	104,300 [a]	2,312,331
St. Paul Travelers Cos.	203,312	8,951,827
State Street	97,300	6,355,636
SunTrust Banks	108,300	8,374,839
Synovus Financial	91,550	2,563,400
T Rowe Price Group	38,600	3,249,734
Torchmark	30,300	1,821,333
UnumProvident	87,195 [a]	1,770,930
US Bancorp	526,053	16,539,106
Vornado Realty Trust	34,700 [a]	3,318,708
Wachovia	473,976	28,367,464
Washington Mutual	289,674 [a]	13,052,710
Wells Fargo & Co.	489,600	33,630,624
XL Capital, Cl. A	51,000	3,360,390
Zions Bancorporation	30,500 [a]	2,532,415
		858,151,810

14

Common Stocks (continued)	Shares	Value ($)

Producer Goods—11.0%
3M	220,600	18,845,858
Air Products & Chemicals	65,000	4,453,800
Alcoa	254,648	8,602,009
Allegheny Technologies	25,277	1,752,707
American Power Conversion	50,200 [a]	1,116,448
American Standard Cos.	52,100	2,267,913
Ashland	20,800	1,369,056
Avery Dennison	32,300	2,018,750
Ball	30,500	1,219,390
Bemis	30,800	968,968
Black & Decker	22,600	2,115,586
Boeing	233,798	19,510,443
Burlington Northern Santa Fe	109,000	8,668,770
Caterpillar	196,000	14,845,040
Centex	35,900 [a]	1,996,040
Cooper Industries, Cl. A	26,800	2,450,860
CSX	64,100	4,390,209
Cummins	13,600	1,421,200
Deere & Co.	69,200	6,074,376
Dover	59,400	2,955,150
Dow Chemical	282,663	11,478,944
DR Horton	79,400 [a]	2,383,588
Eastman Chemical	23,800	1,293,530
Eaton	43,500	3,334,275
Ecolab	53,300 [a]	2,014,740
EI Du Pont de Nemours & Co.	268,712	11,850,199
Emerson Electric	120,200	10,210,990
Engelhard	36,200	1,390,442
FedEx	88,820	10,225,847
Fluor	25,400 [a]	2,359,914
Freeport-McMoRan Copper & Gold, Cl. B	53,800	3,474,404
General Dynamics	116,900	7,670,978
Goodrich	36,100	1,606,450
Hercules	33,000 [b]	468,930
Honeywell International	242,625	10,311,563
Illinois Tool Works	59,900	6,151,730
Ingersoll-Rand, Cl. A	95,700	4,186,875

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
International Flavors & Fragrances	23,100	816,123
International Paper	143,953	5,232,692
ITT Industries	54,000	3,036,420
KB Home	22,500 [a]	1,385,325
L-3 Communications Holdings	35,400	2,892,180
Leggett & Platt	53,300	1,414,049
Lennar, Cl. A	40,000 [a]	2,197,200
Lockheed Martin	104,700	7,946,730
Louisiana-Pacific	31,000	854,980
Masco	121,600	3,879,040
MeadWestvaco	53,011 [a]	1,511,344
Molex	41,600 [a]	1,544,192
Monsanto	78,664	6,560,578
Newmont Mining	130,525	7,617,439
Norfolk Southern	120,400	6,501,600
Northrop Grumman	102,490	6,856,581
Nucor	45,400	4,940,428
Pall	36,500 [a]	1,101,570
Parker Hannifin	34,950	2,832,698
Phelps Dodge	59,490	5,127,443
PPG Industries	48,300	3,241,896
Praxair	94,300	5,293,059
Pulte Homes	62,500 [a]	2,334,375
Raytheon	130,300	5,768,381
Rockwell Automation	51,800	3,753,428
Rockwell Collins	50,300	2,877,160
Rohm & Haas	42,115	2,131,019
Sealed Air	23,732	1,277,968
Sherwin-Williams	32,400	1,650,456
Sigma-Aldrich	19,500 [a]	1,337,895
Snap-On	17,000 [a]	705,500
Stanley Works	21,113	1,103,154
Temple-Inland	32,400	1,504,656
Textron	38,700	3,481,065
Tyco International	588,771	15,514,116
Union Pacific	77,400	7,059,654

16

Common Stocks (continued)	Shares		Value ($)

Producer Goods (continued)
United Parcel Service, Cl. B	319,000		25,861,330
United States Steel	31,800	[a]	2,178,300
United Technologies	296,600		18,629,446
Vulcan Materials	29,300		2,489,328
Weyerhaeuser	71,100		5,010,417
WW Grainger	22,300		1,715,316
			386,622,503
Services—6.2%
Affiliated Computer Services, Cl. A	34,300	[a,b]	1,912,568
Allied Waste Industries	70,600	[a,b]	999,696
Alltel	113,300		7,293,121
Apollo Group, Cl. A	41,100	[b]	2,245,704
Automatic Data Processing	169,300		7,462,744
Carnival	126,800		5,936,776
CBS, Cl. B	225,712		5,748,885
Cendant	294,570		5,134,355
Cintas	40,200		1,687,596
Clear Channel Communications	151,000		4,308,030
Comcast, Cl. A	624,718	[b]	19,335,022
Computer Sciences	54,500	[b]	3,190,975
Convergys	40,800	[b]	794,376
Dow Jones & Co.	17,200	[a]	635,884
Electronic Data Systems	150,300		4,070,124
Equifax	37,800		1,456,812
EW Scripps, Cl. A	24,900		1,147,392
First Data	224,146		10,689,523
Fiserv	53,850	[b]	2,427,558
Gannett	69,500		3,822,500
IMS Health	58,200	[a]	1,581,876
Interpublic Group of Cos.	125,800	[a,b]	1,205,164
Knight-Ridder	19,600	[a]	1,215,200
McGraw-Hill Cos.	107,300		5,972,318
Meredith	12,200		605,120
Monster Worldwide	36,900	[a,b]	2,118,060
Moody’s	71,100		4,408,911

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
New York Times, Cl. A	42,400 [a]	1,051,096
News, Cl. A	701,300	12,034,308
Omnicom Group	52,200	4,698,522
Paychex	97,575	3,941,054
Robert Half International	50,100	2,117,727
RR Donnelley & Sons	63,100	2,125,839
Ryder System	17,800 [a]	928,270
Sabre Holdings, Cl. A	38,521	889,450
Sprint Nextel	866,845	21,497,756
Time Warner	1,316,150 [a]	22,901,010
Tribune	76,500 [a]	2,205,495
Unisys	99,900 [b]	623,376
Univision Communications, Cl. A	65,300 [a,b]	2,330,557
VeriSign	71,400 [b]	1,679,328
Viacom, Cl. B	225,712 [b]	8,990,109
Walt Disney	562,600	15,730,296
Waste Management	161,300	6,042,298
		217,192,781
Technology—14.8%
ADC Telecommunications	34,171 [a,b]	765,089
Adobe Systems	175,200	6,867,840
Advanced Micro Devices	140,500 [b]	4,545,175
Agilent Technologies	125,216 [b]	4,810,799
Altera	105,000 [b]	2,293,200
Amazon.com	90,100 [b]	3,172,421
Analog Devices	107,000 [a]	4,057,440
Andrew	46,550 [b]	492,499
Apple Computer	248,800 [b]	17,513,032
Applied Materials	463,500	8,319,825
Applied Micro Circuits	86,000 [b]	315,620
Autodesk	67,400 [a,b]	2,833,496
Avaya	121,880 [a,b]	1,462,560
BMC Software	62,200 [a,b]	1,339,788
Broadcom, Cl. A	128,650 [b]	5,288,802

18

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
CA	133,329	3,381,223
Ciena	170,100 [a,b]	695,709
Cisco Systems	1,796,800 [b]	37,642,960
Citrix Systems	52,100 [b]	2,079,832
Compuware	111,800 [b]	858,624
Comverse Technology	59,000 [b]	1,336,350
Corning	451,600 [b]	12,477,708
Danaher	69,300 [a]	4,442,823
Dell	687,500 [b]	18,012,500
eBay	337,000 [b]	11,596,170
Electronic Arts	88,700 [b]	5,038,160
EMC/Massachusetts	694,300 [b]	9,379,993
Freescale Semiconductor, Cl. B	119,849 [b]	3,795,618
Gateway	77,200 [a,b]	169,840
Google, Cl. A	58,900 [b]	24,616,666
Hewlett-Packard	826,266	26,828,857
Intel	1,718,600	34,337,628
International Business Machines	457,900	37,703,486
Intuit	51,700 [a,b]	2,800,589
Jabil Circuit	51,000 [b]	1,988,490
JDS Uniphase	489,700 [a,b]	1,709,053
KLA-Tencor	58,300 [a]	2,807,728
Lexmark International, Cl. A	31,600 [a,b]	1,538,920
Linear Technology	89,300 [a]	3,170,150
LSI Logic	114,400 [a,b]	1,218,360
Lucent Technologies	1,305,570 [a,b]	3,642,540
Maxim Integrated Products	93,700	3,303,862
Micron Technology	196,500 [b]	3,334,605
Microsoft	2,596,100	62,695,815
Motorola	730,195	15,589,663
National Semiconductor	98,600	2,956,028
NCR	53,200 [b]	2,096,080
Network Appliance	109,300 [b]	4,051,751
Novell	113,800 [b]	935,436

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Novellus Systems	39,000 [a,b]	963,300
Nvidia	100,000 [b]	2,922,000
Oracle	1,100,800 [b]	16,060,672
Parametric Technology	32,499 [a,b]	485,535
Pitney Bowes	66,300	2,774,655
PMC-Sierra	54,300 [a,b]	674,949
QLogic	47,100 [b]	980,151
Qualcomm	483,900	24,843,426
SanDisk	53,800 [b]	3,434,054
Sanmina-SCI	155,500 [b]	807,045
Solectron	267,200 [b]	1,068,800
Sun Microsystems	1,011,100 [b]	5,055,500
Symantec	304,739 [b]	4,991,625
Symbol Technologies	73,859	786,598
Tektronix	23,800	840,616
Tellabs	131,600 [b]	2,085,860
Teradyne	57,900 [b]	976,194
Texas Instruments	467,500	16,226,925
Xerox	272,100 [a,b]	3,820,284
Xilinx	100,700	2,786,369
Yahoo!	368,600 [a,b]	12,082,708
		516,978,069
Utilities—5.2%
AES	191,600 [b]	3,251,452
Allegheny Energy	47,700 [b]	1,699,551
Ameren	59,800 [a]	3,012,126
American Electric Power	115,060	3,849,908
AT & T	1,133,413	29,706,755
BellSouth	525,200	17,741,256
CenturyTel	33,700 [a]	1,270,490
Citizens Communications	96,000 [a]	1,274,880
CMS Energy	64,500 [b]	859,140
Consolidated Edison	71,700 [a]	3,091,704
Constellation Energy Group	52,100	2,861,332
Dominion Resources/VA	101,508	7,599,904

20

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
DTE Energy	51,900 [a]	2,116,482
Duke Energy	362,072 [a]	10,543,537
Dynegy, Cl. A	88,000 [a,b]	437,360
Edison International	95,200	3,847,032
Entergy	60,700	4,245,358
Exelon	194,950	10,527,300
FirstEnergy	96,402	4,888,545
FPL Group	117,900 [a]	4,668,840
PG & E	100,900	4,019,856
Pinnacle West Capital	29,000	1,162,900
PPL	111,100	3,226,344
Progress Energy	73,669	3,153,033
Public Service Enterprise Group	73,200	4,589,640
Qwest Communications International	453,200 [b]	3,040,972
Southern	216,700	6,984,241
TECO Energy	60,900	973,182
TXU	135,194	6,709,678
Verizon Communications	855,056	28,242,500
Xcel Energy	118,010 [a]	2,223,308
		181,818,606
Total Common Stocks
(cost $2,456,625,206)		3,472,903,511

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.43%, 5/18/06	700,000 [c]	698,537
4.57%, 7/20/06	1,600,000 [c]	1,583,744
Total Short-Term Investments
(cost $2,282,305)		2,282,281

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $29,870,000)	29,870,000 [d]	29,870,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $153,412,902)	153,412,902 [d]	153,412,902

Total Investments (cost $2,642,190,413)	104.4%	3,658,468,694
Liabilities, Less Cash and Receivables	(4.4%)	(153,948,503)
Net Assets	100.0%	3,504,520,191

[a] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund’s securities on loan is $159,933,688 and the total market value of the collateral held by the fund is $165,022,761, consisting of cash collateral of $153,412,902 and U.S. Government and agency securities valued at $11,609,859.
[b] Non-income producing security.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Interest Sensitive	24.5	Services	6.2
Technology	14.8	Short-Term/
Health Care	12.0	Money Market Investments	5.3
Producer Goods	11.0	Utilities	5.2
Energy	10.1	Financial Futures	.0
Consumer Cyclical	8.0
Consumer Staples	7.3		104.4

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
April 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
Standard & Poor’s 500	115	37,832,125	June 2006	(48,325)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $159,933,688)—Note 1 (b):
Unaffiliated issuers	2,458,907,511	3,475,185,792
Affiliated issuers	183,282,902	183,282,902
Cash		2,150,872
Dividends and interest receivable		4,289,075
Receivable for shares of Common Stock subscribed		1,493,524
Receivable for futures variation margin—Note 4		20,780
		3,666,422,945

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,436,807
Liability for securities on loan—Note 1(b)		153,412,902
Payable for shares of Common Stock redeemed		7,051,363
Interest payable—Note 2		1,682
		161,902,754

Net Assets ($)		3,504,520,191

Composition of Net Assets ($):
Paid-in capital		2,487,213,786
Accumulated undistributed investment income—net		14,267,807
Accumulated net realized gain (loss) on investments		(13,191,358)
Accumulated net unrealized appreciation
(depreciation) investments [including ($48,325)
net unrealized (depreciation) on financial futures]		1,016,229,956

Net Assets ($)		3,504,520,191

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		91,435,985
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		38.33

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	33,741,453
Affiliated issuers	74,630
Interest	448,424
Income from securities lending	120,643
Total Income	34,385,150
Expenses:
Management fee—Note 3(a)	4,286,986
Shareholder servicing costs—Note 3(b)	4,286,986
Loan commitment fees—Note 2	20,435
Interest expense—Note 2	5,436
Total Expenses	8,599,843
Investment Income—Net	25,785,307

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	106,453,105
Net realized gain (loss) on financial futures	3,640,460
Net Realized Gain (Loss)	110,093,565
Net unrealized appreciation (depreciation) on investments
investments [including ($963,225) net unrealized
(depreciation) on financial futures]	166,936,207
Net Realized and Unrealized Gain (Loss) on Investments	277,029,772
Net Increase in Net Assets Resulting from Operations	302,815,079

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	25,785,307	53,012,011
Net realized gain (loss) on investments	110,093,565	70,467,117
Net change in unrealized appreciation
(depreciation) on investments	166,936,207	133,060,815
Net Increase (Decrease) in Net Assets
Resulting from Operations	302,815,079	256,539,943

Dividends to Shareholders from ($):
Investment income—net	(44,603,659)	(48,499,041)

Capital Stock Transactions ($):
Net proceeds from shares sold	413,599,331	783,298,479
Dividends reinvested	43,610,140	47,446,210
Cost of shares redeemed	(521,861,798)	(844,001,875)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(64,652,327)	(13,257,186)
Total Increase (Decrease) in Net Assets	193,559,093	194,783,716

Net Assets ($):
Beginning of Period	3,310,961,098	3,116,177,382
End of Period	3,504,520,191	3,310,961,098
Undistributed investment income—net	14,267,807	33,086,159

Capital Share Transactions (Shares):
Shares sold	10,971,286	22,385,483
Shares issued for dividends reinvested	1,190,232	1,361,050
Shares redeemed	(13,987,550)	(24,070,556)
Net Increase (Decrease) in Shares Outstanding	(1,826,032)	(324,023)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2006		Year Ended October 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	35.50	33.30	30.91	26.01	31.08	41.95
Investment Operations:
Investment income—net [a]	.28	.56	.39	.35	.32	.32
Net realized and
unrealized gain (loss)
on investments	3.03	2.16	2.35	4.86	(5.08)	(10.88)
Total from
Investment Operations	3.31	2.72	2.74	5.21	(4.76)	(10.56)
Distributions:
Dividends from investment
income—net	(.48)	(.52)	(.35)	(.31)	(.31)	(.31)
Net asset value,
end of period	38.33	35.50	33.30	30.91	26.01	31.08

Total Return (%)	9.39[b]	8.20	8.93	20.22	(15.54)	(25.31)

Ratios/
Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[b]	.50	.50	.52	.50	.50
Ratio of net investment
income to average
net assets	.74[b]	1.60	1.21	1.27	1.05	.88
Portfolio Turnover Rate	3.25[b]	7.24	1.87	2.17	4.42	1.89

Net Assets,
end of period
($ x 1,000) 3,504,520		3,310,961	3,116,177	2,803,280	2,185,380	2,514,308

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (“the Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund enters into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of the loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, where the asked price is used for valuation purposes. Bid price

28

is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principle exchange.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is accrued as earned.

Pursuant to a securities lending agreement with Mellon Bank N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments. The fund is entitled to receive all income on securities

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. It is the fund’s policy that the value of the collateral (debt obligation) is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthi-ness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain, if any, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distribu-

30

tions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $68,985,526 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $67,358,094 of the carryover expires in fiscal 2010 and $1,627,432 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were as follows: ordinary income $48,499,041. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006, was approximately $217,000 with a related weighted average annualized interest rate of 5.05% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $40,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts,such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period April 30, 2006, the fund was charged $4,286,986 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $718,403 and shareholder services plan fees $718,404.

32

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance,includ-ing redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2006, redemption fees charged and retained by the fund amounted to $7,814. Cost of shares redeemed in the Statement of Changes in Net Assets is reflected net of redemption fees.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2006, amounted to $110,605,610 and $186,982,770, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated unrealized appreciation on investments was $1,016,278,281 consisting of $1,247,524,920 gross unrealized appreciation and $231,246,639 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF	THE FUND’S I N V E S T M E N T
MANAGEMENT	AGREEMENT (Unaudited)

At a Board of Directors meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement for a one-year term ending March 30, 2007.The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During the meeting, the Board members discussed the continuance of the Management Agreement with senior management of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representatives of the Manager were present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement, the Board considered all factors which they believed to be relevant, including, among other things, the factors discussed below.

Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s

34

corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

In its review of performance, the Board noted the fund was ranked in the second or third quintiles among its performance group and performance universe for the one-, three-, and five-year periods ended January 31, 2006.The board further noted that the fund’s total return equaled or exceeded the median total return of the expense group for the one-, two-, three-, four-, five, and ten-year periods ended January 31, 2006.The Board also noted that the difference in returns between the fund and the S&P 500 Index was primarily due to the fund’s transactions costs and other operating expenses.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was in the fourth quintile among its expense group and expense universe, while the fund’s actual total expense ratio was in the second quintile of its expense group and expense universe.The Board further noted that the fund’s actual total expense ratio was lower than the median of the expense universe and the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees.

36

The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the Manager’s respective profitability percentages for managing the fund were not unreasonable given the fund’s overall performance and generally superior service levels provided. It also was noted that the profitability percentage for managing the portfolio was within rangers determined by appropriate court cases to be reasonable given the services provided.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

•	The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.
•	The Board was satisfied with the fund’s overall performance.
•	The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the
Manager from its relationship with the fund.
•	The Board determined that the economies of scale which may
accrue to the Manager and its affiliates in connection with the man-
agement of the fund had been adequately considered by the
Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter-
mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

38

NOTES

For More	Information

Dreyfus S&P 500	Transfer Agent &
Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)